Putnam Income Fund
The fund's portfolio
1/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (79.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association (1 YR WSJ LIBOR + 1.49%), 3.469%, 12/20/68	$1,611,161	$1,723,372
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	101,346	117,529
6.00%, with due dates from 12/20/48 to 4/20/49	754,824	843,165
5.50%, with due dates from 1/20/49 to 11/20/49	3,363,741	3,860,867
5.00%, with due dates from 6/15/40 to 3/20/50	12,164,635	13,622,972
4.70%, with due dates from 6/20/65 to 8/20/67	1,109,065	1,272,440
4.68%, 6/20/65	83,033	92,589
4.668%, 5/20/65	236,761	261,183
4.66%, 9/20/65	233,614	257,373
4.618%, 6/20/65	39,572	42,853
4.606%, 6/20/67	685,583	779,954
4.572%, 5/20/65	46,424	51,403
4.50%, TBA, 2/1/51	8,000,000	8,617,500
4.50%, with due dates from 5/20/44 to 1/20/50	5,043,302	5,691,906
4.497%, 3/20/67	1,086,749	1,242,638
4.495%, 8/20/65	60,887	66,557
4.491%, 6/20/65	35,501	39,530
4.484%, 5/20/65	873,001	961,656
4.467%, 5/20/65	60,084	65,788
4.405%, 6/20/65	28,411	31,471
4.327%, 5/20/67	350,080	402,508
4.00%, TBA, 2/1/51	36,000,000	38,475,000
4.00%, with due dates from 2/20/48 to 3/20/50	7,206,597	7,935,004
3.50%, TBA, 2/1/51	44,000,000	46,585,000
3.50%, with due dates from 11/15/42 to 3/20/50	27,066,488	29,788,787
3.00%, TBA, 2/1/51	6,000,000	6,286,875
3.00%, with due dates from 3/20/43 to 2/20/50	3,727,047	4,050,505

		173,166,425
U.S. Government Agency Mortgage Obligations (75.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 6/1/49	305,798	351,617
4.50%, with due dates from 7/1/44 to 11/1/49	1,024,614	1,152,130
4.00%, with due dates from 12/1/44 to 7/1/49	5,848,486	6,477,733
3.50%, with due dates from 4/1/42 to 11/1/47	4,281,180	4,632,674
3.00%, 10/1/46	2,199,415	2,369,602
3.00%, 10/1/39	449,392	472,509
2.50%, 4/1/43	516,491	548,103
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	2,236,348	2,671,668
5.50%, with due dates from 1/1/33 to 2/1/35	366,682	424,277
5.00%, with due dates from 3/1/40 to 8/1/49	4,997,761	5,617,275
4.50%, with due dates from 7/1/44 to 11/1/49	5,527,487	6,130,448
4.00%, 1/1/57	5,847,155	6,581,228
4.00%, with due dates from 8/1/44 to 11/1/49	6,777,869	7,488,569
3.50%, 9/1/57	9,382,876	10,421,476
3.50%, with due dates from 5/1/56 to 6/1/56	4,031,436	4,525,880
3.50%, with due dates from 5/1/42 to 2/1/47	9,923,882	10,869,899
3.50%, 6/1/31	446,738	487,478
3.00%, with due dates from 9/1/42 to 3/1/47	13,842,894	15,108,831
2.50%, 12/1/47	3,947,014	4,188,595
Uniform Mortgage-Backed Securities
6.00%, TBA, 2/1/51	2,000,000	2,247,520
4.50%, TBA, 2/1/51	23,000,000	24,990,938
4.00%, TBA, 2/1/51	99,000,000	106,115,625
3.50%, TBA, 3/1/51	215,000,000	228,521,479
3.50%, TBA, 2/1/51	290,000,000	308,079,702
3.00%, TBA, 2/1/51	321,000,000	337,501,390
2.50%, TBA, 2/1/51	465,000,000	489,630,492
2.00%, TBA, 3/1/51	552,000,000	568,560,000
2.00%, TBA, 2/1/51	817,000,000	842,786,563
1.50%, TBA, 2/1/51	31,000,000	31,096,875

		3,030,050,576

Total U.S. government and agency mortgage obligations (cost $3,193,702,856)		$3,203,217,001

MORTGAGE-BACKED SECURITIES (36.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.284%, 4/15/37	$422,039	$780,772
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.956%, 5/15/35	58,098	95,861
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.858%, 12/15/36	124,295	202,601
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.481%, 3/15/35	292,223	409,112
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.622%, 6/15/34	143,460	175,021
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.074%, 12/15/47	23,436,423	4,424,912
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.074%, 4/15/45	17,531,362	3,980,722
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.974%, 8/15/56	22,346,483	5,195,557
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.974%, 6/15/46	17,870,278	3,395,353
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.974%, 7/15/42	10,350,125	2,047,677
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.924%, 6/15/42	21,221,133	2,291,084
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.92%, 9/25/49	15,759,710	2,181,755
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.874%, 5/15/41	665,144	727,076
REMICs Ser. 4973, Class BI, IO, 4.50%, 5/25/50	47,124,764	7,965,028
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	2,311,361	231,136
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,148,104	146,056
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	912,139	77,557
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	19,454	2
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	70,353,114	9,741,092
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	154,538,977	20,047,414
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	$80,219,678	$11,531,579
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	6,157,088	592,407
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	4,668,415	490,184
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	5,133,416	619,346
REMICs Ser. 5007, Class IP, IO, 3.00%, 7/25/50	54,686,914	8,311,623
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	6,545,144	252,701
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,103,805	321,215
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	6,663,219	524,462
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	8,416,972	780,243
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	4,614,915	375,215
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,477,644	155,161
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	5,838,750	276,294
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	3,162,361	184,279
REMICs Ser. 4004, IO, 3.00%, 3/15/26	988,660	19,773
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,719,999	2,554,527
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	6,233	5,672
REMICs Ser. 3391, PO, zero %, 4/15/37	63,323	59,207
REMICs Ser. 3300, PO, zero %, 2/15/37	70,402	65,826
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	3,354	3,186
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	11,473	10,784
REMICs Ser. 3210, PO, zero %, 5/15/36	9,374	9,093
REMICs Ser. 3326, Class WF, zero %, 10/15/35	10,749	9,668
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	12,977	11,680
Strips Ser. 315, PO, zero %, 9/15/43	9,290,013	8,493,184
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.12%, 7/25/36	198,815	381,724
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.09%, 3/25/36	199,762	350,551
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	235,334	343,588
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.86%, 8/25/35	90,480	124,571
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.721%, 12/25/35	238,506	345,833
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.056%, 11/25/34	27,038	32,445
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.64%, 5/25/40	335,402	409,190
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.12%, 1/25/45	16,063,982	3,185,166
REMICs IFB Ser. 15-66, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 9/25/45	23,651,814	4,594,601
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.07%, 6/25/48	42,460,590	6,475,240
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 5/25/48	21,227,808	3,237,241
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.02%, 2/25/48	13,036,990	1,971,845
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.02%, 1/25/48	21,223,120	4,380,709
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 2/25/49	26,169,368	5,161,384
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 1/25/49	9,271,653	1,153,162
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 12/25/46	19,711,258	3,809,003
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.92%, 10/25/49	23,273,051	4,154,430
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.92%, 3/25/46	39,636,568	7,018,733
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 3/25/50	54,620,654	10,640,103
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.87%, 12/25/49	52,760,035	8,309,594
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.87%, 11/25/49	9,898,532	2,562,037
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 10/25/49	37,700,575	6,389,582
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	17,198,926	2,961,632
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	7,592,849	1,232,587
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	16,230,863	2,264,692
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	32,197,602	4,346,676
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	25,800,032	3,459,784
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	2,094,710	62,494
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	6,757,858	913,473
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	6,024,055	632,788
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	2,945,999	174,928
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	2,861,268	194,500
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	7,245,947	596,929
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	5,846,144	456,835
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	2,152,458	245,755
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	2,976,427	296,347
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	4,646,954	370,803
REMICs Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	1,440,007	7,347
REMICs Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	1,987,823	25,975
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	69,128,304	10,236,381
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	113,279,415	16,567,114
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,381,920	234,140
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,553,382	364,389
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	4,018,850	214,466
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,747,707	80,678
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	2,608,404	114,288
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	4,466,238	160,744
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	3,024,592	97,867
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	992,269	25,571
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,168,013	35,196
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	6,392,913	184,231
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	216,859	976
Trust FRB Ser. 05-W4, Class 1A, IO, 0.062%, 8/25/45(WAC)	62,163	75
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	94,816	78,698
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	9,438	9,195
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	69,451	64,589
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	7,068	6,361
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	7,661	7,048
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	6,408	6,024
Government National Mortgage Association
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 6.671%, 1/16/40	12,741,939	2,718,206
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.169%, 8/20/50	49,163,774	10,677,880
IFB Ser. 20-142, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.169%, 9/20/50	41,104,271	10,584,062
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.119%, 7/20/48	9,743,361	1,557,096
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.071%, 9/16/44	11,720,107	3,363,501
IFB Ser. 20-98, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.069%, 7/20/50	47,561,854	9,525,303
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.069%, 12/20/42	14,762,371	2,970,927
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.019%, 10/20/49	42,328,083	5,679,569
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.019%, 12/20/48	35,801,760	6,659,625
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.019%, 9/20/43	1,159,799	238,663
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	6,496,663	1,001,396
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.971%, 2/16/46	18,467,295	3,766,128
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 3/20/50	37,480,861	5,835,606
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 1/20/50	83,500,269	12,720,431
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 7/20/49	29,571,491	4,409,109
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 7/20/49	38,777,825	6,351,420
IFB Ser. 19-65, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 5/20/49	12,531,648	2,425,501
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 2/20/49	30,267,688	5,892,523
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 11/20/48	23,060,026	3,321,633
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.921%, 9/16/49	25,084,603	6,114,511
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 4/20/50	101,140,267	14,574,312
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/50	2,550,920	304,066
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/50	94,973,204	16,361,623
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 10/20/49	5,195,730	1,450,834
IFB Ser. 20-34, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 10/20/49	46,265,609	6,289,149
IFB Ser. 19-108, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 8/20/49	28,559,929	4,362,283
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 8/20/49	4,822,777	685,052
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 6/20/49	12,682,656	1,554,437
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 4/20/49	20,133,387	2,540,471
IFB Ser. 19-30, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 3/20/49	31,805,116	5,279,188
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/49	18,991,607	2,706,304
FRB Ser. 20-47, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.869%, 2/20/49	65,880,168	12,285,334
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.869%, 10/20/49	3,603,502	1,007,582
IFB Ser. 10-31, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.619%, 3/20/40	18,430,898	3,323,275
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	221,379	28,817
Ser. 15-69, IO, 5.00%, 5/20/45	9,372,143	1,731,691
Ser. 14-180, IO, 5.00%, 12/20/44	12,365,335	2,353,247
Ser. 14-76, IO, 5.00%, 5/20/44	3,344,534	565,922
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,524,160	270,538
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	16,323	1,427
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,026,604	187,860
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	9,294,634	1,763,099
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	4,349,525	809,925
Ser. 19-83, IO, 4.50%, 6/20/49	25,377,695	3,226,774
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	636,409	56,367
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	18,752,346	3,257,894
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	2,275,457	185,245
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	6,015,656	838,619
Ser. 12-129, IO, 4.50%, 11/16/42	3,558,738	658,936
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,560,262	257,019
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,607,587	247,247
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	3,744,733	236,517
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	43,483,744	4,845,418
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	9,222,557	1,301,948
Ser. 15-94, IO, 4.00%, 7/20/45	470,100	82,268
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,056,059	79,490
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	10,535,272	1,896,349
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	3,295,411	475,659
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	4,091,179	320,016
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	5,776,692	571,202
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,298,149	495,037
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	22,379,532	3,800,940
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	6,539,078	578,296
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,027,932	24,193
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	2,091,698	46,749
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	3,175,939	58,839
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	164,371,310	18,851,746
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	50,086,339	4,204,984
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,538,677	192,686
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	6,655,174	432,586
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	4,305,300	162,733
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	5,095,101	662,363
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	4,579,716	435,073
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,585,525	105,072
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,553,713	149,793
Ser. 12-145, IO, 3.50%, 12/20/42	3,483,390	594,047
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,079,716	101,310
Ser. 12-136, IO, 3.50%, 11/20/42	9,074,158	1,315,457
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	12,303,024	2,058,674
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	7,890,326	526,600
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	3,966,011	220,153
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	3,218,179	193,368
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	6,792,682	441,524
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	10,465,283	392,448
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	2,592,333	26,319
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	4,314,740	194,163
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	7,220,120	509,726
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	2,204,152	60,614
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	7,082,617	371,837
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	1,325,792	33,145
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	2,747,508	157,982
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	2,982,237	175,356
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	5,628,053	344,437
Ser. 17-H18, Class CI, IO, 2.80%, 9/20/67(WAC)	12,344,624	1,468,220
Ser. 16-H04, Class KI, IO, 2.758%, 2/20/66(WAC)	24,353,358	1,454,918
Ser. 18-H20, Class BI, IO, 2.728%, 6/20/68(WAC)	26,025,238	2,392,292
Ser. 19-H02, Class DI, IO, 2.696%, 11/20/68(WAC)	21,409,075	2,112,391
Ser. 20-H02, Class GI, IO, 2.674%, 1/20/70(WAC)	32,811,751	3,226,839
Ser. 19-H14, Class IB, IO, 2.672%, 8/20/69(WAC)	25,444,571	2,452,450
Ser. 17-H12, Class QI, IO, 2.602%, 5/20/67(WAC)	19,365,208	1,761,517
Ser. 18-H17, Class GI, IO, 2.568%, 10/20/68(WAC)	24,678,955	2,387,788
Ser. 16-H27, Class BI, IO, 2.545%, 12/20/66(WAC)	10,641,057	992,608
Ser. 16-H02, Class HI, IO, 2.529%, 1/20/66(WAC)	38,130,378	2,482,288
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	40,980,775	4,930,397
FRB Ser. 15-H16, Class XI, IO, 2.462%, 7/20/65(WAC)	18,077,483	1,650,474
Ser. 16-H23, Class NI, IO, 2.368%, 10/20/66(WAC)	37,164,653	3,363,401
Ser. 17-H08, Class NI, IO, 2.21%, 3/20/67(WAC)	12,413,434	1,103,554
Ser. 16-H24, Class JI, IO, 2.196%, 11/20/66(WAC)	13,736,749	1,367,026
Ser. 17-H10, Class MI, IO, 2.127%, 4/20/67(WAC)	16,727,971	1,264,635
Ser. 16-H11, Class HI, IO, 2.104%, 1/20/66(WAC)	31,406,992	2,094,030
Ser. 15-H15, Class JI, IO, 1.969%, 6/20/65(WAC)	16,311,762	1,394,656
Ser. 15-H25, Class CI, IO, 1.906%, 10/20/65(WAC)	18,660,296	1,440,575
Ser. 17-H23, Class BI, IO, 1.901%, 11/20/67(WAC)	18,069,501	1,595,537
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65(WAC)	16,465,897	1,395,847
Ser. 15-H12, Class AI, IO, 1.873%, 5/20/65(WAC)	23,834,728	1,835,274
Ser. 15-H20, Class AI, IO, 1.836%, 8/20/65(WAC)	21,396,128	1,671,038
Ser. 15-H10, Class CI, IO, 1.815%, 4/20/65(WAC)	23,878,549	1,944,000
Ser. 15-H12, Class GI, IO, 1.808%, 5/20/65(WAC)	27,091,722	2,099,608
Ser. 17-H14, Class EI, IO, 1.738%, 6/20/67(WAC)	20,661,009	1,468,068
Ser. 15-H12, Class EI, IO, 1.72%, 4/20/65(WAC)	21,916,849	1,613,080
Ser. 15-H09, Class BI, IO, 1.70%, 3/20/65(WAC)	24,935,712	1,696,252
Ser. 18-H05, Class AI, IO, 1.695%, 2/20/68(WAC)	19,183,018	2,176,074
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	18,885,087	1,286,074
Ser. 15-H01, Class CI, IO, 1.624%, 12/20/64(WAC)	17,758,726	701,825
Ser. 15-H17, Class CI, IO, 1.59%, 6/20/65(WAC)	20,820,471	791,428
Ser. 15-H14, Class BI, IO, 1.572%, 5/20/65(WAC)	1,788,665	68,824
Ser. 15-H04, Class AI, IO, 1.572%, 12/20/64(WAC)	24,037,352	1,606,080
Ser. 15-H28, Class DI, IO, 1.566%, 8/20/65(WAC)	19,726,477	1,253,184
Ser. 14-H11, Class GI, IO, 1.495%, 6/20/64(WAC)	38,431,997	2,471,600
Ser. 14-H07, Class BI, IO, 1.487%, 5/20/64(WAC)	32,017,576	2,234,315
Ser. 10-H19, Class GI, IO, 1.42%, 8/20/60(WAC)	21,295,321	1,106,547
Ser. 18-H02, Class EI, IO, 0.912%, 1/20/68(WAC)	14,871,850	1,668,436
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	6,417,077	20,784
Ser. 10-151, Class KO, PO, zero %, 6/16/37	141,329	130,030
Ser. 06-36, Class OD, PO, zero %, 7/16/36	7,950	7,155

		534,421,268
Commercial mortgage-backed securities (12.9%)
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.903%, 7/15/49(WAC)	4,456,000	4,447,774
FRB Ser. 15-UBS7, Class B, 4.359%, 9/15/48(WAC)	7,611,000	8,453,248
FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	194,004	9
Bank
FRB Ser. 20-BN26, Class XA, IO, 1.237%, 3/15/63(WAC)	35,322,840	3,179,056
FRB Ser. 18-BN13, Class XA, IO, 0.506%, 8/15/61(WAC)	200,590,621	5,405,917
BBCMS Mortgage Trust
FRB Ser. 20-C7, Class B, 3.152%, 4/15/53(WAC)	4,000,000	4,309,352
FRB Ser. 20-C7, Class XA, IO, 1.631%, 4/15/53(WAC)	53,192,788	5,920,357
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	4,551,000	3,572,535
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	1,130,637	814,059
FRB Ser. 06-PW14, Class X1, IO, 0.606%, 12/11/38(WAC)	204,737	2,109
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.267%, 11/13/50(WAC)	7,887,000	8,012,686
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	601,000	613,020
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	3,258,000	3,157,821
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.138%, 3/10/47(WAC)	64,856,892	1,910,360
FRB Ser. 13-GC17, Class XA, IO, 1.026%, 11/10/46(WAC)	29,438,851	704,360
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.533%, 10/15/49(WAC)	6,787,495	330
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.319%, 5/15/45(WAC)	4,003,000	3,210,938
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47(WAC)	3,406,000	3,457,759
FRB Ser. 14-CR18, Class C, 4.746%, 7/15/47(WAC)	2,758,000	2,844,910
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	1,035,093
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51(WAC)	11,276,000	12,578,944
FRB Ser. 17-COR2, Class C, 4.561%, 9/10/50(WAC)	5,288,000	5,567,740
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,538,549
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	504,000	498,656
FRB Ser. 13-LC13, Class XA, IO, 1.111%, 8/10/46(WAC)	32,707,725	772,825
FRB Ser. 14-UBS4, Class XA, IO, 1.102%, 8/10/47(WAC)	26,526,323	806,501
FRB Ser. 14-LC15, Class XA, IO, 1.086%, 4/10/47(WAC)	73,640,034	2,031,787
FRB Ser. 14-CR18, Class XA, IO, 1.009%, 7/15/47(WAC)	19,944,459	573,802
FRB Ser. 14-CR19, Class XA, IO, 0.971%, 8/10/47(WAC)	22,101,054	604,075
FRB Ser. 14-CR17, Class XA, IO, 0.967%, 5/10/47(WAC)	40,034,462	1,082,572
FRB Ser. 15-CR23, Class XA, IO, 0.892%, 5/10/48(WAC)	31,724,426	963,280
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	48,877,774	1,269,014
FRB Ser. 14-LC17, Class XA, IO, 0.723%, 10/10/47(WAC)	20,168,386	431,240
FRB Ser. 19-GC44, Class XA, IO, 0.653%, 8/15/57(WAC)	90,764,708	3,819,515
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.319%, 5/15/45(WAC)	1,651,000	1,017,628
FRB Ser. 13-CR13, Class E, 4.885%, 11/10/46(WAC)	1,524,000	1,076,679
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	4,337,000	4,000,738
FRB Ser. 14-CR19, Class D, 4.708%, 8/10/47(WAC)	2,364,000	2,197,122
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,236,964
FRB Ser. 13-CR6, Class D, 4.089%, 3/10/46(WAC)	1,683,000	1,469,801
Ser. 13-LC6, Class E, 3.50%, 1/10/46	3,735,000	2,987,384
Ser. 15-LC19, Class D, 2.867%, 2/10/48	5,800,000	5,701,644
FRB Ser. 12-LC4, Class XA, IO, 2.096%, 12/10/44(WAC)	19,089,794	207,372
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	9,821,289	5,374,209
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	75,873	75,812
FRB Ser. 07-C2, Class AX, IO, 0.026%, 1/15/49(WAC)	6,223,071	24
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.858%, 5/15/38(WAC)	351,429	2,677
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C4, Class B, 4.313%, 11/15/48(WAC)	11,011,000	12,230,200
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50(WAC)	3,716,000	3,773,273
FRB Ser. 19-C17, Class XA, IO, 1.365%, 9/15/52(WAC)	60,652,858	5,474,812
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	4,076,000	2,698,357
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.756%, 12/15/49(WAC)	126,234,128	3,853,044
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class C, 5.433%, 7/10/44(WAC)	5,407,538	5,416,731
FRB Ser. 11-LC3A, Class D, 5.336%, 8/10/44(WAC)	1,598,500	1,526,833
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	56,223,000	6,760,821
Multifamily Structured Pass-Through Certificates FRB Ser. K110, Class X1, IO, 1.698%, 4/25/30(WAC)	38,370,113	5,027,678
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	112,167,839	13,270,353
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.127%, 1/25/30(WAC)	56,976,530	5,127,643
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.65%, 9/25/29(WAC)	46,553,975	2,372,391
FREMF Mortgage Trust 144A
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.544%, 7/25/29	9,552,885	9,743,073
FRB Ser. 19-KF71, Class B, (1 Month US LIBOR + 2.30%), 2.444%, 10/25/29	6,926,012	6,798,511
FRB Ser. 18-KF43, Class B, (1 Month US LIBOR + 2.15%), 2.294%, 1/25/28	3,811,748	3,717,167
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.488%, 2/10/46(WAC)	58,841,552	1,550,493
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	12,605,000	13,096,793
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	5,144,000	4,261,192
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	4,081,000	4,240,885
FRB Ser. 13-GC12, Class XA, IO, 1.406%, 6/10/46(WAC)	29,504,503	750,270
FRB Ser. 14-GC18, Class XA, IO, 1.004%, 1/10/47(WAC)	38,304,056	939,300
FRB Ser. 14-GC22, Class XA, IO, 0.98%, 6/10/47(WAC)	60,329,551	1,231,338
GS Mortgage Securities Trust 144A Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	11,564,000	11,839,766
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.197%, 11/15/45(WAC)	7,601,000	7,560,494
Ser. 13-C17, Class AS, 4.458%, 1/15/47	5,595,000	5,957,791
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	5,443,000	5,384,535
FRB Ser. 14-C25, Class XA, IO, 0.845%, 11/15/47(WAC)	27,080,474	720,205
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	4,371,000	2,559,076
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	5,853,000	3,959,751
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47(WAC)	5,070,000	3,761,884
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,340,618
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 19-COR6, Class XA, IO, 0.943%, 11/13/52(WAC)	69,423,579	4,859,651
FRB Ser. 17-C5, Class XA, IO, 0.932%, 3/15/50(WAC)	162,031,275	7,218,007
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	3,518,486	2,446,957
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	5,067,453
FRB Ser. 16-JP2, Class XA, IO, 1.792%, 8/15/49(WAC)	17,119,093	1,366,035
FRB Ser. 12-LC9, Class XA, IO, 1.491%, 12/15/47(WAC)	27,273,569	596,789
FRB Ser. 13-LC11, Class XA, IO, 1.246%, 4/15/46(WAC)	37,384,328	828,138
FRB Ser. 13-C10, Class XA, IO, 0.964%, 12/15/47(WAC)	62,520,584	961,754
FRB Ser. 13-C16, Class XA, IO, 0.917%, 12/15/46(WAC)	41,985,030	921,920
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	390,262	6
FRB Ser. 07-LDPX, Class X, IO, 0.102%, 1/15/49(WAC)	212,688	2
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.70%, 2/15/46(WAC)	1,986,000	1,120,644
FRB Ser. 11-C3, Class F, 5.70%, 2/15/46(WAC)	4,436,000	1,039,410
FRB Ser. 11-C4, Class C, 5.342%, 7/15/46(WAC)	5,608,000	5,616,193
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45(WAC)	4,317,000	2,115,317
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45(WAC)	3,906,000	3,362,777
FRB Ser. 12-C8, Class C, 4.622%, 10/15/45(WAC)	6,475,000	5,617,023
FRB Ser. 12-LC9, Class D, 4.419%, 12/15/47(WAC)	621,000	602,959
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,284,875
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.171%, 2/15/40(WAC)	128,284	22
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, 0.171%, 2/15/40(WAC)	2,841,541	479
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.11%, 7/15/45(WAC)	47,185	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	4,565,000	4,958,228
FRB Ser. 13-C7, Class XA, IO, 1.328%, 2/15/46(WAC)	49,153,222	957,161
FRB Ser. 15-C26, Class XA, IO, 1.017%, 10/15/48(WAC)	37,001,339	1,355,211
FRB Ser. 13-C12, Class XA, IO, 0.588%, 10/15/46(WAC)	106,452,329	1,375,971
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	3,329,000	299,610
FRB Ser. 13-C11, Class F, 4.352%, 8/15/46(WAC)	6,212,000	2,049,960
FRB Ser. 13-C10, Class E, 4.081%, 7/15/46(WAC)	5,447,000	4,072,537
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46(WAC)	2,331,000	778,198
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,621,781
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.046%, 11/15/49(WAC)	27,010,906	1,126,525
FRB Ser. 18-H4, Class XA, IO, 0.859%, 12/15/51(WAC)	56,979,485	3,087,513
FRB Ser. 18-H3, Class XA, IO, 0.828%, 7/15/51(WAC)	60,302,331	2,848,477
FRB Ser. 16-UB12, Class XA, IO, 0.745%, 12/15/49(WAC)	76,302,080	2,319,454
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class D, 5.538%, 9/15/47(WAC)	6,528,918	6,528,918
Ser. 12-C4, Class C, 5.418%, 3/15/45(WAC)	4,345,000	3,884,026
FRB Ser. 12-C4, Class E, 5.418%, 3/15/45(WAC)	1,406,000	717,060
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	12,125,000	12,238,941
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.88%, 3/25/50	6,355,000	6,631,037
FRB Ser. 19-01, Class M10, 3.38%, 10/15/49	17,142,000	17,372,106
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	5,319,000	5,436,397
Ser. 18-C8, Class B, 4.567%, 2/15/51(WAC)	8,426,000	9,782,558
FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50(WAC)	72,595,819	3,779,934
FRB Ser. 18-C12, Class XA, IO, 0.818%, 8/15/51(WAC)	127,803,629	6,481,957
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	3,072,000	3,033,503
FRB Ser. 12-C1, Class D, 5.569%, 5/10/45(WAC)	5,180,000	3,812,287
FRB Ser. 12-C1, Class XA, IO, 2.058%, 5/10/45(WAC)	11,105,280	159,038
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	12,283,000	12,215,763
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	576,599
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	4,129,000	4,215,580
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	6,845,000	6,918,810
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,457,000	1,045,116
FRB Ser. 12-C4, Class XA, IO, 1.601%, 12/10/45(WAC)	41,253,291	866,096
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.05%, 1/10/45(WAC)	5,657,000	5,090,445
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.415%, 11/15/48(WAC)	4,307,575	129
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.16%, 10/15/44(WAC)	3,241,937	2,982,582
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.978%, 8/15/51(WAC)	6,689,000	7,577,951
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	4,733,000	5,305,316
FRB Ser. 19-C50, Class XA, IO, 1.418%, 5/15/52(WAC)	120,917,758	11,082,717
FRB Ser. 17-C41, Class XA, IO, 1.207%, 11/15/50(WAC)	83,080,928	5,083,140
FRB Ser. 14-LC16, Class XA, IO, 1.088%, 8/15/50(WAC)	64,631,398	1,908,720
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C12, Class C, 4.317%, 3/15/48(WAC)	3,931,000	3,932,274
FRB Ser. 14-C22, Class XA, IO, 0.804%, 9/15/57(WAC)	32,469,692	742,647
FRB Ser. 13-C14, Class XA, IO, 0.718%, 6/15/46(WAC)	91,730,260	1,141,638
FRB Ser. 14-C23, Class XA, IO, 0.562%, 10/15/57(WAC)	60,143,987	1,086,982
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	1,776,768	1,161,964
FRB Ser. 11-C4, Class C, 5.193%, 6/15/44(WAC)	6,732,000	6,684,472
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	1,722,280
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	911,424
FRB Ser. 12-C7, Class D, 4.804%, 6/15/45(WAC)	4,142,000	1,689,460
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	1,834,000	738,755
FRB Ser. 12-C10, Class E, 4.427%, 12/15/45(WAC)	3,645,000	719,426
FRB Ser. 12-C9, Class XA, IO, 1.876%, 11/15/45(WAC)	50,178,194	1,201,110
FRB Ser. 11-C5, Class XA, IO, 1.672%, 11/15/44(WAC)	28,329,528	113,261
FRB Ser. 12-C10, Class XA, IO, 1.522%, 12/15/45(WAC)	38,679,629	811,112
FRB Ser. 13-C11, Class XA, IO, 1.172%, 3/15/45(WAC)	21,438,824	409,368

		517,553,478
Residential mortgage-backed securities (non-agency) (10.1%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	3,183,301
Ser. 20-1, Class A3, 3.328%, 3/25/55	3,000,000	3,129,086
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.691%, 1/26/46(WAC)	2,078,688	2,235,647
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class M1C, (1 Month US LIBOR + 4.00%), 4.13%, 8/26/30 (Bermuda)	2,026,000	2,076,202
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.48%, 10/25/27 (Bermuda)	9,434,220	9,503,049
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.63%, 10/25/29 (Bermuda)	6,026,000	6,091,350
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.73%, 8/25/28 (Bermuda)	515,130	515,233
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,777,520
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.395%, 2/25/55(WAC)	2,100,000	2,102,953
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.43%, 8/25/35	1,084,514	1,048,074
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	3,490,000	3,639,372
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.27%, 6/25/37	2,583,640	2,380,049
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	2,153,470	2,191,156
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	4,250,000	4,370,204
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.13%, 11/25/28	1,210,000	1,215,381
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.83%, 11/25/28 (Bermuda)	1,755,056	1,755,876
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.353%, 5/25/65(WAC)	2,621,000	2,721,381
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.48%, 9/25/28	8,851,897	9,378,815
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.28%, 10/25/29	2,692,000	2,884,581
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.28%, 11/25/28	6,278,302	6,585,204
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.13%, 12/25/28	4,407,010	4,621,274
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.93%, 5/25/28	1,675,033	1,744,179
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.83%, 4/25/28	4,647,053	4,835,545
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.78%, 10/25/28	4,508,498	4,704,723
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,736,695
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.28%, 1/25/25	949,330	957,021
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.98%, 3/25/29	5,825,000	6,025,145
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.88%, 9/25/24	1,951,556	2,010,430
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.73%, 4/25/24	2,119,879	2,099,246
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.68%, 8/25/29	3,223,420	3,314,317
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (1 Month US LIBOR + 3.55%), 3.68%, 8/25/29	7,511,000	7,674,318
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.58%, 10/25/29	1,000,000	1,033,404
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.38%, 7/25/29	1,647,711	1,689,338
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.78%, 12/25/29	1,906,839	1,928,119
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2B, (1 Month US LIBOR + 2.65%), 2.78%, 12/25/29	1,565,000	1,576,102
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.43%, 9/25/30	4,628,002	4,642,456
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.93%, 7/25/30	5,331,629	5,314,344
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.78%, 1/25/49	10,684,210	10,983,052
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	3,405,051
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,474,000	2,551,677
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.48%, 3/25/49	700,000	721,442
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.03%, 9/25/48	1,280,000	1,308,557
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.83%, 12/25/30	7,040,000	7,225,210
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class M2, (1 Month US LIBOR + 3.60%), 3.73%, 7/25/50	7,957,000	8,068,899
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M2, (1 Month US LIBOR + 3.15%), 3.28%, 9/25/50	800,000	809,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.23%, 3/25/50	7,646,000	7,751,865
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.78%, 1/25/49	4,296,033	4,328,025
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (1 Month US LIBOR + 2.50%), 2.63%, 2/25/50	5,000,000	4,947,606
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.58%, 3/25/49	12,055,062	12,107,803
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.48%, 2/25/49	2,517,794	2,526,870
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.43%, 10/25/48	3,917,300	3,929,793
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.28%, 12/25/30	5,121,000	5,137,521
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (1 Month US LIBOR + 2.05%), 2.18%, 7/25/49	9,108,879	9,097,493
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.03%, 1/25/50	5,990,000	5,989,996
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (1 Month US LIBOR + 1.85%), 1.98%, 2/25/50	2,600,000	2,595,125
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.88%, 8/25/28	1,167,632	1,233,311
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.13%, 9/25/28	4,953,874	5,214,330
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.03%, 10/25/28	4,912,405	5,163,627
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.83%, 4/25/28	897,775	953,353
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.43%, 10/25/28	6,324,327	6,657,633
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.98%, 10/25/29	997,000	1,074,629
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.58%, 1/25/29	1,288,923	1,339,375
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.48%, 5/25/29	144,383	150,164
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.38%, 1/25/31	5,684,000	5,879,975
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 4/25/29	1,483,644	1,540,281
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 1/25/29	327,405	339,945
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.28%, 2/25/30	2,480,000	2,554,469
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/30	2,975,000	3,043,373
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 3.78%, 9/25/29	422,934	434,878
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.73%, 1/25/30	648,000	670,262
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.68%, 7/25/29	115,104	118,705
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.13%, 10/25/29	4,679,376	4,757,086
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.98%, 11/25/29	4,229,730	4,295,880
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.93%, 2/25/30	557,075	563,582
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.48%, 1/25/31	875,576	880,364
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.38%, 7/25/30	621,517	624,090
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 2.13%, 3/25/31	172,095	172,094
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.48%, 9/25/29	2,423,173	2,414,103
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.38%, 7/25/29	2,890,000	2,894,052
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.13%, 5/25/30	6,189,000	6,142,583
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.88%, 7/25/29	3,652,000	3,951,919
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.28%, 8/25/31	1,586,000	1,625,406
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (1 Month US LIBOR + 4.35%), 4.48%, 4/25/31	4,500,000	4,646,250
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.78%, 2/25/40	5,000,000	5,025,981
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (1 Month US LIBOR + 3.65%), 3.78%, 2/25/40	1,600,000	1,648,527
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.58%, 7/25/31	1,023,734	1,026,973
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (1 Month US LIBOR + 2.40%), 2.53%, 4/25/31	387,171	388,381
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.28%, 11/25/39	1,676,188	1,662,000
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 2.28%, 9/25/31	1,654,090	1,658,225
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.23%, 9/25/39	1,419,310	1,422,637
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.18%, 1/25/40	5,561,000	5,560,996
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.13%, 1/25/40	3,299,000	3,297,971
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.13%, 7/25/39	899,421	900,419
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	7,662,519	7,814,973
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, (1 Month US LIBOR + 0.00%), 3.844%, 7/25/59	1,125,000	1,227,514
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.73%, 10/25/28 (Bermuda)	584,176	584,179
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	4,180,000	4,175,820
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.974%, 8/26/47(WAC)	4,746,000	4,565,306
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 3.20%, 5/24/60(WAC)	3,473,000	3,584,043
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 1.93%, 9/25/34	747,695	722,390
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.13%, 4/25/27 (Bermuda)	310,641	311,095
Pretium Mortgage Credit Partners, LLC 144A Ser. 20-RPL2, Class A1, 3.179%, 6/27/69	3,960,696	3,977,259
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.33%, 2/25/29 (Bermuda)	5,630,000	5,584,046
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.83%, 3/25/28 (Bermuda)	3,160,000	3,173,881
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	7,579,000	7,786,799
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	1,962,000	2,072,236
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.03%, 11/25/34	552,452	552,350
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	6,534,000	7,288,423
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,102,000	1,182,666
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	4,177,000	4,452,578
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	2,090,369
Visio Trust 144A Ser. 19-1, Class A3, 3.825%, 6/25/54(WAC)	10,440,372	10,805,464
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	5,412,000	5,587,776
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (1 Month US LIBOR + 0.86%), 0.99%, 10/25/45	1,556,857	1,534,183
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.99%, 10/25/45	5,254,221	5,163,728
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.82%), 0.95%, 12/25/45	2,277,285	2,020,635
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 0.93%, 1/25/45	702,217	688,127
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 0.87%, 1/25/45	684,049	666,196
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.70%), 0.83%, 12/25/45	677,565	657,596

		405,373,549

Total mortgage-backed securities (cost $1,523,264,009)		$1,457,348,295

CORPORATE BONDS AND NOTES (28.3%)(a)
	Principal amount	Value
Basic materials (1.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$340,000	$346,426
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	2,503,000	2,709,025
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	455,000	487,133
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	7,280,000	8,648,680
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	10,155,000	10,712,268
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	1,113,000	1,417,417
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	5,000,000	5,109,125
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,407,000	1,574,618
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	1,585,000	1,771,586
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	7,132,000	8,203,140
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	2,135,000	2,511,256
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	660,857
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	3,605,000	3,929,510
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	4,448,000	5,258,545
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	1,346,000	1,424,626
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	2,349,000	2,392,584
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,851,000	2,092,316
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	3,316,000	4,708,478
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	354,000	502,951
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	925,000	1,374,987

		65,835,528
Capital goods (1.0%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	4,597,000	5,186,672
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,755,000	2,240,552
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	7,215,000	7,200,720
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	2,786,000	3,194,251
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	2,920,000	3,455,760
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,928,000	5,476,361
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,032,000	3,535,874
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	799,000	860,770
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	4,134,000	4,364,397
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	4,944,000	5,570,835
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22 (Germany)	713,000	734,390

		41,820,582
Communication services (4.8%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	8,027,000	8,520,459
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	2,284,000	2,461,860
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	8,990,000	10,534,280
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	11,718,000	13,744,455
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	10,000,000	9,362,770
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	875,000	832,521
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	6,825,000	6,805,320
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	427,000	457,399
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	6,163,000	6,347,429
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	1,006,000	1,114,268
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	2,253,000	3,077,453
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	1,785,000	2,025,685
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	2,840,000	2,790,022
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,636,000	1,983,515
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,279,475
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	711,000	863,176
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	6,830,000	8,207,327
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	388,000	581,618
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,292,000	21,446,023
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	5,037,000	4,948,650
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	3,247,000	3,653,284
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	3,007,000	3,343,500
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,616,000	2,950,743
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,777,000	2,005,856
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	1,073,000	1,324,608
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	285,000	302,554
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	6,640,000	7,273,972
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	8,692,000	9,393,499
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	236,000	288,259
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	181,688	183,295
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	4,769,000	5,395,456
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	11,356,000	12,761,986
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,623,000	3,182,942
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	25,915,000	30,791,441
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,264,000	1,337,438

		191,572,538
Consumer cyclicals (3.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	4,031,000	4,514,720
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	7,222,000	7,743,690
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,846,000	2,340,461
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,341,826
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	14,640,000	14,571,882
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,151,000	3,546,654
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	5,816,377
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	2,175,000	2,391,547
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	3,145,000	3,426,551
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	4,426,000	6,007,620
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	2,515,000	3,076,030
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	625,000	703,543
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	520,000	581,874
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	910,000	1,000,775
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	5,943,000	6,354,502
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,105,000	1,327,381
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,918,688
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	750,000	846,563
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	5,475,000	6,533,807
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	3,095,000	3,534,968
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	1,830,000	2,122,485
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	3,820,000	3,431,613
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	764,000	860,858
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	9,824,000	10,233,397
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	665,871
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	561,335
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	7,664,000	8,248,932
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	2,764,000	2,680,236
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,812,000	5,052,600
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	2,026,273
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	2,695,000	3,168,241
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	1,408,000	1,532,975
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	313,000	355,610
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	58,000	68,617
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	699,000	1,202,737
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	65,000	84,877
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	482,000	580,658

		122,456,774
Consumer staples (1.5%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	1,454,000	1,630,552
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	8,237,000	11,221,970
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	318,000	403,742
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	70,000	79,580
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	4,229,000	5,122,940
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	770,000	844,113
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	4,399,406
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	39,922	46,218
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	839,674	1,074,142
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	1,451,000	1,810,852
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,559,000	2,392,608
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,393,000	1,951,119
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	289,000	321,654
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	4,184,000	4,636,672
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	2,769,000	3,333,970
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,661,000	1,903,413
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	1,716,000	1,854,556
Kraft Heinz Foods Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	6,425,000	6,824,806
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	1,476,000	1,614,820
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,071,000	2,148,663
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	7,446,000	8,514,129

		62,129,925
Energy (1.2%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	5,751,000	6,670,570
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	5,588,000	6,621,826
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	3,051,000	3,475,023
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	4,546,000	4,864,506
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	2,903,000	3,248,450
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	8,696,000	9,167,439
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	3,294,000	2,816,370
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	360,000	403,692
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	227,000	275,012
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	242,638
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,263,000	1,699,068
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	392,275
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	931,012
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,740,643
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	373,322
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	521,000	537,933
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	3,382,000	3,576,465

		49,036,244
Financials (8.8%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	3,166,000	3,613,291
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,502,000	3,675,710
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	317,547
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	178,000	259,644
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	2,100,001
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	10,225,000	10,992,538
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	6,470,000	6,456,251
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	785,000	920,648
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	233,257
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,324,360
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,980,000	2,088,900
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	10,600,000	11,038,709
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	12,000,000	13,742,891
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	1,020,450
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	6,050,000	6,197,223
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	747,000	950,201
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	94,523
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	4,220,000	4,204,284
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	295,097
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,676,894
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,090,256
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	278,686
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,204,490
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	2,208,000	2,608,202
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	2,090,000	2,215,400
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	9,349,000	10,739,664
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	3,449,140
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	257,000	278,816
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	773,000	881,458
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	5,591,000	7,213,389
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	16,275,000	18,958,217
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,508,820
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	795,000	886,425
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	493,000	539,219
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	469,000	525,279
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	9,075,000	9,428,054
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	11,095,000	11,039,195
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	9,185,000	10,916,789
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	5,065,000	5,674,210
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	773,000	854,994
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	353,073
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	9,131,000	10,704,696
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	728,000	822,947
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,174,000	3,357,768
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	779,313
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	1,016,000	1,151,255
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	6,346,000	6,264,574
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	3,169,000	3,110,168
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.221%, 5/15/47	3,168,000	2,629,440
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	6,253,302
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	29,262,000	31,270,967
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	3,418,000	3,974,957
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	1,250,000	1,432,730
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	1,191,000	1,331,274
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	8,470,000	10,156,905
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,626,000	1,725,593
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	9,925,000	10,996,284
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,381,000	3,067,999
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	626,000	713,664
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	16,767,000	19,505,546
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,860,000	4,549,056
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	265,000	286,257
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	1,026,000	1,138,705
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	2,925,000	3,067,625
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	950,000	1,009,854
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	948,405
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	1,350,000	1,587,329
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	1,060,000	1,192,988
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	544,000	600,491
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	7,552,000	7,914,655
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,321,000	1,456,052
Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44	230,000	299,936
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	843,000	1,291,302
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24	24,000	27,011
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,640,000	1,852,687
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	2,978,000	3,107,275
U.S. Bancorp sr. unsec. notes 1.375%, 7/22/30	13,000,000	12,729,965
UBS Group AG 144A sr. unsec. unsub. notes 4.125%, 9/24/25 (Switzerland)	5,000,000	5,678,169
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,961,000	2,247,035
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	200,000	225,624
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 1/26/51	3,695,000	3,695,000
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	371,674
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	3,411,000	4,157,402
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	4,126,000	4,193,451
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	226,000	227,417

		351,950,942
Health care (2.5%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	11,725,000	12,966,536
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	2,350,562
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	5,535,000	5,974,472
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	13,205,000	12,745,602
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	9,695,000	11,058,671
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	6,014,000	6,486,875
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,775,000	2,191,432
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	7,025,000	7,766,629
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	396,804
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	3,560,000	4,099,464
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	937,602
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,437,184
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	842,000	1,078,890
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	800,000	852,760
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	1,075,000	1,091,125
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	7,240,000	8,465,254
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	4,425,000	4,565,353
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	3,785,000	3,985,397
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	5,795,000	6,718,901
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	3,302,000	3,344,908

		98,514,421
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	7,825,000	7,081,778
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,334,443
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	599,000	780,432
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	447,123
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	10,704,000	12,109,469
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	7,000,000	8,335,406
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	2,895,000	2,956,770
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	700,000	1,039,063
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	5,907,000	6,793,307
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	3,832,000	4,233,115
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	2,218,000	2,591,944
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	3,155,000	3,551,938
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	6,040,000	7,123,508
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	3,835,000	4,137,769
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	1,035,686
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	4,063,000	4,982,124
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	2,071,000	2,246,624
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	6,576,301
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	9,950,000	9,501,279

		86,858,079
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	1,538,000	1,708,729

		1,708,729
Utilities and power (1.6%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	6,675,000	6,679,398
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	2,210,000	2,607,252
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	777,000	1,066,537
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	318,491
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	363,679
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	257,000	307,888
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	1,029,000	1,259,808
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	4,115,000	4,699,962
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	460,000	638,211
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	794,223
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	9,197,000	9,835,592
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,269,000	1,422,217
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	919,617
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	6,812,000	7,765,842
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	707,000	854,566
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	665,000	697,704
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	6,190,000	7,033,637
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,510,000	2,730,541
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	1,539,000	1,560,324
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	2,841,000	3,043,065
PacifiCorp sr. bonds 2.70%, 9/15/30	3,959,000	4,289,988
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	203,519
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	2,605,000	2,971,549
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	2,146,000	2,323,676

		64,387,286

Total corporate bonds and notes (cost $1,055,880,584)		$1,136,271,048

ASSET-BACKED SECURITIES (3.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$8,456,000	$8,485,596
CarMax Auto Owner Trust
Ser. 20-2, Class C, 4.92%, 11/17/25	8,261,000	8,860,831
Ser. 19-1, Class C, 3.74%, 1/15/25	3,086,000	3,194,386
Finance of America HECM Buyout 144A FRB Ser. 20-HB1, Class M4, 4.048%, 2/25/30(WAC)	1,673,000	1,653,761
GM Financial Consumer Automobile Receivables Trust Ser. 20-1, Class C, 2.18%, 5/16/25	981,000	1,013,455
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	2,810,000	2,883,903
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.03%, 10/25/53	4,208,000	4,208,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 11/25/53	2,535,000	2,535,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 6/25/52	4,156,000	4,153,403
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.483%, 4/23/23	4,400,000	4,399,545
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.133%, 8/10/23	6,075,000	6,075,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	8,690,000	8,766,802
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	11,610,000	11,666,564
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.477%, 7/15/21	8,536,000	8,554,404
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	11,610,000	11,610,000
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	1,634,414	1,642,874
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M2, 3.091%, 6/25/30(WAC)	1,750,000	1,764,000
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	3,288,139	3,363,382
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.88%, 9/7/21	10,248,000	10,248,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.63%, 10/10/21	9,433,000	9,433,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.50%, 12/10/21	9,363,000	9,363,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.28%, 6/25/51	9,044,000	9,044,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.955%, 3/26/21	7,235,000	7,235,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 3.25%, 3/25/23(WAC)	11,080,000	11,205,104

Total asset-backed securities (cost $150,085,457)		$151,359,010

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$196,510,100	$26,261,610
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	196,510,100	4,093,305
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	269,809,400	1,270,802
Citibank, N.A.
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915	54,290,900	295,343
Deutsche Bank AG
(1.50)/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	1,831,200
1.50/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	1,018,290
Goldman Sachs International
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065	108,581,800	665,606
0.576/3 month USD-LIBOR-BBA/Feb-26	Feb-21/0.576	108,581,800	224,764
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	16,092,000	110,874
(0.576)/3 month USD-LIBOR-BBA/Feb-26	Feb-21/0.576	108,581,800	58,634
JPMorgan Chase Bank N.A.
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	108,761,400	497,040
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	64,429,600	17,373,442
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	7,916,340
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	5,276,910
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	5,152,796
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	18,691,900	4,343,437
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	64,429,600	2,985,023
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	1,684,169
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	1,267,806
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	6,896,600	2,138
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	50
NatWest Markets PLC
(1.465)/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	895,950
1.465/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	416,160
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,583,000	603,725

Total purchased swap options outstanding (cost $67,588,588)			$84,245,414

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Mar-21/$102.88	$294,000,000	$294,000,000	$1,368,864
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/103.31	646,000,000	646,000,000	735,794
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Feb-21/105.25	232,000,000	232,000,000	521,072

Total purchased options outstanding (cost $3,024,375)				$2,625,730

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,265,534
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	1,161,486
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	1,166,480

Total municipal bonds and notes (cost $2,294,122)		$3,593,500

SHORT-TERM INVESTMENTS (31.4%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.200%, 8/2/21		$14,500,000	$14,471,536
Alpine Securitization, LLC asset backed commercial paper 0.210%, 3/9/21		20,000,000	19,995,753
Atlantic Asset Securitization, LLC asset backed commercial paper 0.180%, 5/19/21		20,500,000	20,487,660
Australia & New Zealand Banking Group, Ltd. commercial paper 0.210%, 3/17/21		20,000,000	19,997,128
Barclays Bank PLC CCP asset backed commercial paper 0.160%, 2/12/21		11,997,000	11,996,361
Bedford Row Funding Corp. asset backed commercial paper 0.220%, 3/30/21		21,000,000	20,994,400
BPCE SA commercial paper 0.230%, 3/19/21		20,000,000	19,996,652
CAFCO, LLC asset backed commercial paper 0.180%, 2/12/21		15,750,000	15,749,449
Chariot Funding, LLC asset backed commercial paper 0.170%, 6/1/21		10,000,000	9,993,133
CHARTA, LLC asset backed commercial paper 0.170%, 4/19/21		20,000,000	19,992,756
Commonwealth Bank of Australia commercial paper 0.200%, 2/11/21		20,000,000	19,999,285
DNB Bank ASA commercial paper 0.165%, 6/24/21		20,700,000	20,687,408
Fairway Finance Co., LLC asset backed commercial paper 0.200%, 2/8/21		16,170,000	16,169,385
Federal Home Loan Banks discount notes commercial paper 0.088%, 2/24/21		19,412,000	19,411,504
Federal Home Loan Banks discount notes commercial paper 0.090%, 6/18/21		19,030,000	19,024,207
FMS Wertmanagement commercial paper 0.220%, 3/26/21		20,000,000	19,996,204
Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/2021 with JPMorgan Securities, LLC due 2/1/2021 - maturity value of $68,488,228 for an effective yield of 0.040% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 1.500% to 7.250% and due dates ranging from 4/30/2021 to 3/31/2023, valued at $204,000,685)		68,488,000	68,488,000
Liberty Street Funding, LLC asset backed commercial paper 0.180%, 2/5/21		7,970,000	7,969,799
Lloyds Bank PLC commercial paper 0.250%, 3/29/21		20,500,000	20,494,658
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.230%, 2/23/21		19,372,000	19,369,861
Matchpoint Finance PLC asset backed commercial paper 0.210%, 3/2/21		20,000,000	19,997,138
Mitsubishi UFJ Trust & Banking Corp. commercial paper 0.120%, 2/9/21		20,000,000	19,999,358
Nationwide Building Society commercial paper 0.170%, 3/4/21		20,500,000	20,497,270
Nordea Bank ABP commercial paper 0.090%, 2/2/21		17,000,000	16,999,819
NRW.Bank commercial paper 0.140%, 4/26/21		18,250,000	18,242,987
Old Line Funding, LLC asset backed commercial paper 0.250%, 3/29/21		20,000,000	19,994,756
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	290,634,973	290,634,973
Skandinaviska Enskilda Banken AB commercial paper 0.200%, 2/18/21		$22,275,000	22,273,762
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	4,790,000	4,790,000
Sumitomo Mitsui Trust BankLtd./Singapore commercial paper 0.200%, 2/3/21		$9,250,000	9,249,884
Swedbank AB commercial paper 0.150%, 3/8/21		20,500,000	20,498,161
Toronto Dominion Holdings (U.S.A.), Inc. commercial paper 0.210%, 2/24/21		20,000,000	19,998,469
Total Capital Canada, Ltd. commercial paper 0.190%, 2/9/21		16,500,000	16,499,572
U.S. Treasury Bills 0.115%, 3/23/21(SEGSF)(SEGCCS)		22,000,000	21,998,167
U.S. Treasury Bills 0.104%, 3/9/21(SEGSF)(SEGCCS)		17,875,000	17,873,972
U.S. Treasury Bills 0.093%, 7/22/21(SEG)(SEGSF)(SEGCCS)		22,000,000	21,992,554
U.S. Treasury Bills 0.090%, 6/3/21(SEGSF)(SEGCCS)		20,000,000	19,994,578
U.S. Treasury Bills 0.090%, 6/17/21(SEG)(SEGSF)		42,000,000	41,988,100
U.S. Treasury Bills 0.102%, 2/2/21(SEGSF)(SEGCCS)		22,000,000	21,999,989
U.S. Treasury Bills 0.088%, 7/8/21(SEGSF)(SEGCCS)(SEGTBA)		22,000,000	21,992,924
U.S. Treasury Bills 0.084%, 9/9/21(SEGSF)(SEGCCS)(SEGTBA)		22,000,000	21,989,244
U.S. Treasury Bills 0.084%, 10/7/21(SEGSF)(SEGCCS)(SEGTBA)		22,000,000	21,987,876
U.S. Treasury Bills 0.113%, 4/8/21(SEG)(SEGSF)		21,500,000	21,497,339
U.S. Treasury Bills 0.092%, 4/22/21		20,000,000	19,997,333
U.S. Treasury Bills 0.123%, 2/9/21(SEG)(SEGSF)(SEGCCS)		22,000,000	21,999,756
U.S. Treasury Cash Management Bills 0.088%, 5/11/21(SEG)(SEGSF)(SEGCCS)		20,000,000	19,997,250
U.S. Treasury Cash Management Bills 0.097%, 5/25/21(SEGSF)		24,300,000	24,294,661
UBS AG/London commercial paper 0.150%, 3/15/21		20,500,000	20,495,644
Westpac Banking Corp./New York, NY commercial paper 0.180%, 3/3/21		14,200,000	14,198,279

Total short-term investments (cost $1,259,238,055)			$1,259,258,954
TOTAL INVESTMENTS

Total investments (cost $7,255,078,046)			$7,297,918,952

FUTURES CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	261	$44,035,594	$44,035,594	Mar-21	$(1,607,369)
U.S. Treasury Bond Ultra 30 yr (Long)	905	185,270,469	185,270,469	Mar-21	(11,763,216)
U.S. Treasury Note 2 yr (Short)	4,082	902,026,326	902,026,326	Mar-21	(831,038)
U.S. Treasury Note 5 yr (Long)	3,076	387,191,500	387,191,500	Mar-21	89,673
U.S. Treasury Note 10 yr (Long)	2,243	307,361,094	307,361,094	Mar-21	(2,045,273)
U.S. Treasury Note Ultra 10 yr (Long)	625	96,142,578	96,142,578	Mar-21	(2,152,029)

Unrealized appreciation					89,673

Unrealized (depreciation)					(18,398,925)

Total					$(18,309,252)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/21 (premiums $103,342,369) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	$269,809,400	$132,207
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074	21,584,800	1,547,414
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	2,557,906
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	31,987,278
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	18,889,800	125,617
1.247/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	347,820
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415	54,290,900	486,446
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	603,123
(1.247)/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	684,420
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	741,887
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	18,889,800	1,961,328
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	64,368,100	28,322
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465	54,290,900	149,300
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165	54,290,900	560,282
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	899,758
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	12,317,316
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	12,476,100	3,244
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	217,522,900	28,278
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	12,476,100	118,648
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	318,110
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	410,674
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	558,412
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	1,563,336
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	1,654,273
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	14,729,074
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	27,586,300	28
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	248,303
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	256,260
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	874,756
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	1,136,133
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	1,588,316
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	1,625,356
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	3,507,030
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	18,691,900	3,950,159
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	18,691,900	4,998,962
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	18,691,900	5,129,244
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	15,929,499
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	2,457,900	142,878
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	34,071,000	409,193
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	4,915,900	1,038,189
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	663,691
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	719,449
Wells Fargo Bank, N.A.
(1.47)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	455,280
1.47/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	733,317

Total			$117,920,516

WRITTEN OPTIONS OUTSTANDING at 1/31/21 (premiums $3,024,375) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/$103.31	$646,000,000	$646,000,000	$1,644,070
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Mar-21/102.88	294,000,000	294,000,000	955,500
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Feb-21/105.25	232,000,000	232,000,000	376,072

Total				$2,975,642

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$73,993,400	$(682,589)	$2,064,416
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	35,075,200	(831,282)	968,777
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	894,251
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	70,230
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(326,110)	54,486
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	(31,213)
0.485/3 month USD-LIBOR-BBA/Jan-25 (Purchased)	Jan-24/0.485	269,809,400	(505,893)	(35,075)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	(679,259)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	35,075,200	(831,282)	(680,108)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	(1,080,481)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(6,777,208)	(4,234,748)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	(13,005)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	(31,213)
0.985/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-24/0.985	269,809,400	580,090	(75,547)
Citibank, N.A.
(1.46)/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46	25,300,000	(918,390)	485,507
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	471,498
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	274,689
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	26,981,000	(436,418)	254,161
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	64,422,100	(624,089)	39,942
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	17,968
1.196/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/1.196	54,290,900	(415,325)	16,830
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	1,075
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	(181,183)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	26,981,000	(436,418)	(253,891)
(1.196)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/1.196	54,290,900	(415,325)	(264,940)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(512,895)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	64,422,100	(624,089)	(513,444)
1.46/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46	25,300,000	(918,390)	(578,864)
(0.991)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991	63,250,000	758,684	528,770
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	448,548
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	2,588
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	(11,831)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	(368,783)
0.991/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991	63,250,000	758,684	(551,540)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	431,524
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,073,110)	177,174
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,749,509)	(246,687)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(529,637)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	5,072,883
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	514,263
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	283,201
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	133,689
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	38,009
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	(34,008)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	(103,831)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(442,304)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(514,989)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(4,442,070)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	893,665
(5.00 Floor)//Mar-21 (Written)	Mar-21/5.00 Floor	1,000,000	222,000	209,900
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	(926,392)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	421,834
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	307,215
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	50,300,800	(82,459)	(82,493)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(118,727)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(599,736)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	50,300,800	(9,817,794)	(1,910,927)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	767,776
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	572,058
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	564,283
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(900,697)	366,780
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	71,646
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	(438,624)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	(482,085)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	(545,677)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	(635,814)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(2,401,147)	(715,172)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	2,072,781	2,015,154
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	491,194
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	(592,166)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	557,804	(1,642,546)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	3,954,340
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	90,272
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	(41,512)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	(2,528,403)

Unrealized appreciation				23,970,596

Unrealized (depreciation)				(27,671,820)

Total				$(3,701,224)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/21 (proceeds receivable $1,387,582,656) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 2/1/51	$1,000,000	2/18/21	$1,077,188
Government National Mortgage Association, 3.00%, 2/1/51	3,000,000	2/18/21	3,143,438
Uniform Mortgage-Backed Securities, 3.50%, 2/1/51	216,000,000	2/11/21	229,466,261
Uniform Mortgage-Backed Securities, 3.00%, 2/1/51	5,000,000	2/11/21	5,257,031
Uniform Mortgage-Backed Securities, 2.50%, 2/1/51	232,000,000	2/11/21	244,288,762
Uniform Mortgage-Backed Securities, 2.00%, 2/1/51	817,000,000	2/11/21	842,786,563
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	31,000,000	3/11/21	31,054,492
Uniform Mortgage-Backed Securities, 1.50%, 2/1/51	31,000,000	2/11/21	31,096,873

Total			$1,388,170,608

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,954,000	$134,262	(E)	$(16)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$134,246
		7,645,700	340,715	(E)	(43)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(340,758)
		16,004,800	1,045,706		(3,239)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,102,813
		5,533,100	251,208	(E)	(945)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	250,263
		9,968,700	400,353	(E)	(56)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	400,297
		14,633,000	590,193	(E)	(82)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	590,111
		5,512,000	256,291	(E)	(123)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	256,169
		30,229,900	3,084,508		(428)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,173,371)
		31,819,500	3,276,995		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,358,611)
		13,411,400	2,357,121	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,357,121)
		18,851,000	707,195	(E)	(212)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	706,983
		1,576,600	236,626	(E)	(54)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(236,679)
		1,265,600	171,267	(E)	(43)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(171,310)
		28,492,700	2,500,861		(403)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,514,000)
		30,390,200	1,594,057	(E)	(1,036)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,595,093)
		24,992,000	515,660	(E)	(852)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	514,808
		111,010,500	894,079		(311,098)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	1,000,487
		115,451,000	1,112,024		(308,001)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	1,277,982
		21,510,600	1,408,923		472,948	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(947,182)
		21,510,600	1,162,820		(242,168)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	930,597
		21,510,600	253,309	(E)	(242,236)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	11,073
		509,000	26,274	(E)	(17)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,291)
		702,100	26,990	(E)	(24)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	26,966
		86,042,300	432,277		47,115	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(513,323)
		86,042,300	758,377		(159,817)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	831,884
		2,500,000	193,575	(E)	(85)	3/1/57	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	193,490
		80,000,000	1,333,120		(382,302)	11/27/22	3 month USD-LIBOR-BBA — Quarterly	1.0925% — Semiannually	1,072,023
		19,122,200	1,956,182	(E)	(652)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,955,530
		14,501,500	63,096	(E)	(205)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(63,301)
		134,370,300	412,651		(507)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(729,839)
		296,756,300	824,686		(1,119)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,290,927)
		33,463,400	3,616,691	(E)	(1,141)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(3,617,832)
		2,826,300	290,100	(E)	(96)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	290,004
		11,084,500	2,210,371	(E)	(378)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,209,993
		7,012,700	1,667,697	(E)	(239)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,667,458
		31,280,800	920,563	(E)	(443)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(921,006)
		5,431,400	204,818	(E)	(66)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(204,884)
		2,783,800	214,689	(E)	(42)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(214,731)
		23,897,600	1,292,382	(E)	(338)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,292,044
		2,448,100	171,744	(E)	(48)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(171,792)
		112,654,200	807,393		(911)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(805,511)
		51,994,300	2,103,377		(689)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(2,095,085)
		60,047,100	463,624		(568)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	407,930
		127,673,800	418,387	(E)	(711)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	417,676
		80,157,800	704,106		(648)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(639,050)
		19,302,800	2,463,636	(E)	1,265,105	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(1,198,530)
		102,472,000	734,519		(967)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	639,942
		55,039,700	32,584		(208)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	60,791
		108,321,400	441,518		(876)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	320,241
		29,646,000	177,668		15,222	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(132,845)
		97,111,000	3,263,901		67,546	10/16/30	3 month USD-LIBOR-BBA — Quarterly	0.75% — Semiannually	(2,991,758)
		7,655,000	866,270		(20,627)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	820,361
		26,985,400	2,588,251		(1,126,886)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,459,993
		15,976,200	284,936		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(268,202)
		13,100,500	310,154		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	297,631
		108,321,400	200,503		(876)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	144,539
		9,208,400	713,559		(314)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	701,249
		148,395,200	8,162	(E)	(827)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	7,335
		12,595,000	1,115,930		(8,758)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(1,103,127)
		100,903,200	182,938		(635)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(194,264)
		109,552,000	3,967,864		(2,092)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(3,829,077)
		177,643,000	215,836	(E)	(167,978)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	47,858
		4,540,000	5,516	(E)	4,315	3/17/23	0.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,201)
		1,155,590,000	6,719,756	(E)	(1,854,869)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,864,887
		2,396,000	13,933	(E)	3,778	3/17/26	3 month USD-LIBOR-BBA — Quarterly	0.45% — Semiannually	(10,155)
		704,856,000	17,227,386	(E)	(5,324,374)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,903,012
		2,779,000	67,922	(E)	20,814	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(47,107)
		1,668,000	155,461	(E)	(80,258)	3/17/51	1.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	75,203
		208,873,000	19,467,381	(E)	10,077,744	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	(9,389,637)
		110,753,400	502,267		(896)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(475,612)
		32,445,200	622,948	(E)	(459)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(623,407)
		485,922,000	144,805		(1,832)	1/5/23	0.201% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(130,301)
		78,616,000	1,374,129		(1,042)	1/5/31	3 month USD-LIBOR-BBA — Quarterly	0.944% — Semiannually	(1,335,628)
		39,285,000	737,654		(521)	1/6/31	3 month USD-LIBOR-BBA — Quarterly	0.9305% — Semiannually	(719,522)
		27,987,000	1,147		(106)	1/7/23	3 month USD-LIBOR-BBA — Quarterly	0.188% — Semiannually	(54)
		61,213,000	1,121,667		(812)	1/7/31	3 month USD-LIBOR-BBA — Quarterly	0.9355% — Semiannually	(1,094,372)
		3,036,000	80,748		(104)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(78,399)
		14,517,000	373,392		(495)	1/8/51	1.5125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	361,133
		3,036,000	52,626		(104)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(50,204)
		25,728,000	9,674		(97)	1/8/23	3 month USD-LIBOR-BBA — Quarterly	0.205% — Semiannually	8,933
		63,868,000	604,511		(847)	1/8/31	3 month USD-LIBOR-BBA — Quarterly	1.0275% — Semiannually	(573,394)
		10,030,000	191,433		(342)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.539% — Semiannually	(183,477)
		40,855,000	266,783		(542)	1/11/31	1.059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	247,561
		1,720,000	1,775		(14)	1/11/26	3 month USD-LIBOR-BBA — Quarterly	0.512% — Semiannually	(1,525)
		22,824,000	13,055		(86)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	12,697
		69,198,000	378,305		(918)	1/11/31	3 month USD-LIBOR-BBA — Quarterly	1.070% — Semiannually	(347,161)
		4,138,000	16,254		(141)	1/12/51	1.5995% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,136
		104,238,500	144,683		(843)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(162,440)
		854,000	172		(11)	1/13/31	3 month USD-LIBOR-BBA — Quarterly	1.1245% — Semiannually	196
		68,079,000	8,782		(903)	1/13/31	1.12792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,012)
		44,635,000	25,442		(168)	1/13/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	24,772
		52,864,000	45,569		(701)	1/13/31	3 month USD-LIBOR-BBA — Quarterly	1.1355% — Semiannually	68,618
		435,000	1,997		(6)	1/14/31	3 month USD-LIBOR-BBA — Quarterly	1.1745% — Semiannually	2,181
		65,694,000	304,098		(871)	1/14/31	1.1749% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(333,739)
		10,787,000	8,737		(41)	1/14/23	3 month USD-LIBOR-BBA — Quarterly	0.228% — Semiannually	8,597
		14,012,000	62,297		(186)	1/14/31	3 month USD-LIBOR-BBA — Quarterly	1.173% — Semiannually	68,235
		18,550,000	133,486		(633)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	145,086
		13,474,000	9,593		(459)	1/15/51	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,013
		3,059,000	2,154		(12)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2235% — Semiannually	2,097
		4,083,000	3,511		(54)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.185% — Semiannually	(2,001)
		31,033,000	162,054		(1,058)	1/15/51	1.5945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	142,539
		31,033,200	203,392		(1,058)	1/26/51	3 month USD-LIBOR-BBA — Quarterly	1.589% — Semiannually	(198,714)
		20,196,200	2,646	(E)	(286)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,360
		19,544,700	89,886	(E)	(277)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	89,609
		45,123,000	29,104		(170)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2205% — Semiannually	28,216
		60,228,000	164,724		(799)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.0991% — Semiannually	(142,963)
		13,493,000	66,574		(460)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(60,947)
		536,000	1,237		(7)	1/21/31	1.1045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,102
		25,500,000	134,589		(338)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	131,959
		42,524,000	312,296		(564)	1/29/31	3 month USD-LIBOR-BBA — Quarterly	1.0535% — Semiannually	(311,121)
		29,183,000	588,563		(995)	2/1/51	3 month USD-LIBOR-BBA — Quarterly	1.535% — Semiannually	(589,558)
		188,866,600	169,036	(E)	(1,052)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	167,984
		44,502,000	31,596		(1,517)	2/2/51	1.621% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,113)

	Total				$1,699,134				$(12,229,371)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$58,787	$57,721	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(223)
107,752	106,251	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	121
Barclays Bank PLC
1,606,599	1,610,984	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	7,392
243,241	243,905	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,119
25,774,548	25,820,310	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	103,404
2,504,894	2,504,894	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,645
1,821,144	1,824,507	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(8,104)
31,530,906	31,578,947	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(133,724)
243,525	234,742	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,654)
24,392	23,512	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(566)
150,344	147,619	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(570)
46,265	45,426	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(175)
39,692	38,930	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	152
112,002	111,072	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	512
221,786	224,521	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5,579
25,033	25,342	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	630
Citibank, N.A.
2,108,644	2,112,387	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	8,460
499,629	500,516	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,004
Credit Suisse International
433,943	429,110	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	967
70,211	67,679	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,630)
513,576	500,348	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,493)
225,162	221,081	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(853)
179,853	175,221	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,924)
864,745	849,073	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,277
192,077	188,394	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	735
Goldman Sachs International
106,943	107,106	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(454)
285,150	285,584	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,209)
790,928	792,133	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,354)
2,105,367	2,108,575	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,929)
2,884,130	2,888,524	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(12,232)
434,413	422,875	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	5,723
253,561	244,416	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,886
368,503	361,825	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,397)
178,500	173,903	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,909)
15,685	15,401	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(59)
78,117	77,029	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	88
374,746	367,559	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,433
699,190	693,386	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,195
502,015	497,848	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,294
278,094	275,785	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,271
9,043	8,967	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	41
348,551	352,849	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	8,767
318,044	321,966	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	8,000
308,171	311,971	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7,751
245,346	248,372	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,171
105,975	107,282	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,666
JPMorgan Chase Bank N.A.
374,762	367,575	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,433
JPMorgan Securities LLC
282,705	279,557	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(630)
716,405	700,157	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,320)
716,405	700,157	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,320
Morgan Stanley & Co. International PLC
6,989,566	6,989,566	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	20,858

Upfront premium received		—	Unrealized appreciation			221,894

Upfront premium (paid)		—	Unrealized (depreciation)			(195,409)

	Total	$—			Total	$26,485

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$13,534	$198,000	$51,401	5/11/63	300 bp — Monthly	$(37,751)
	CMBX NA BBB-.6 Index	BB/P	26,395	438,000	113,705	5/11/63	300 bp — Monthly	(87,054)
	CMBX NA BBB-.6 Index	BB/P	54,079	876,000	227,410	5/11/63	300 bp — Monthly	(172,819)
	CMBX NA BBB-.6 Index	BB/P	51,528	904,000	234,678	5/11/63	300 bp — Monthly	(182,623)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	29,025	180,000	13,500	5/11/63	200 bp — Monthly	15,595
	CMBX NA A.6 Index	A/P	26,554	219,000	16,425	5/11/63	200 bp — Monthly	10,214
	CMBX NA A.6 Index	A/P	37,103	310,000	23,250	5/11/63	200 bp — Monthly	13,974
	CMBX NA A.6 Index	A/P	66,178	543,000	40,725	5/11/63	200 bp — Monthly	25,664
	CMBX NA A.6 Index	A/P	74,013	620,000	46,500	5/11/63	200 bp — Monthly	27,754
	CMBX NA A.6 Index	A/P	154,058	871,000	65,325	5/11/63	200 bp — Monthly	89,072
	CMBX NA A.6 Index	A/P	108,726	918,000	68,850	5/11/63	200 bp — Monthly	40,233
	CMBX NA A.6 Index	A/P	119,182	1,001,000	75,075	5/11/63	200 bp — Monthly	44,496
	CMBX NA A.6 Index	A/P	245,723	1,467,000	110,025	5/11/63	200 bp — Monthly	136,268
	CMBX NA A.6 Index	A/P	176,250	1,500,000	112,500	5/11/63	200 bp — Monthly	64,333
	CMBX NA A.6 Index	A/P	364,258	2,871,000	215,325	5/11/63	200 bp — Monthly	150,050
	CMBX NA A.6 Index	A/P	460,248	3,886,000	291,450	5/11/63	200 bp — Monthly	170,309
	CMBX NA A.6 Index	A/P	463,891	3,886,000	291,450	5/11/63	200 bp — Monthly	173,952
	CMBX NA A.6 Index	A/P	498,339	4,381,000	328,575	5/11/63	200 bp — Monthly	171,467
	CMBX NA A.6 Index	A/P	683,727	4,429,000	332,175	5/11/63	200 bp — Monthly	353,274
	CMBX NA A.6 Index	A/P	646,875	5,000,000	375,000	5/11/63	200 bp — Monthly	273,819
	CMBX NA A.6 Index	A/P	562,500	5,000,000	375,000	5/11/63	200 bp — Monthly	189,444
	CMBX NA A.6 Index	A/P	770,921	5,097,000	382,275	5/11/63	200 bp — Monthly	390,628
	CMBX NA A.6 Index	A/P	1,092,341	8,827,000	662,025	5/11/63	200 bp — Monthly	433,749
	CMBX NA A.6 Index	A/P	2,653,350	15,960,000	1,197,000	5/11/63	200 bp — Monthly	1,462,557
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	398,981	11/18/54	500 bp — Monthly	837,668
	CMBX NA BB.6 Index	B/P	624,884	3,846,000	1,618,012	5/11/63	500 bp — Monthly	(989,389)
	CMBX NA BB.7 Index	B+/P	132,687	2,600,000	974,740	1/17/47	500 bp — Monthly	(839,525)
	CMBX NA BBB-.13 Index	BBB-/P	68,754	784,000	59,270	12/16/72	300 bp — Monthly	9,941
	CMBX NA BBB-.13 Index	BBB-/P	303,757	4,007,000	302,929	12/16/72	300 bp — Monthly	3,166
	CMBX NA BBB-.6 Index	BB/P	1,215,720	3,684,000	956,366	5/11/63	300 bp — Monthly	261,503
	CMBX NA BBB-.6 Index	BB/P	307,697	3,849,000	999,200	5/11/63	300 bp — Monthly	(689,258)
	CMBX NA BBB-.6 Index	BB/P	427,327	6,277,000	1,629,509	5/11/63	300 bp — Monthly	(1,198,521)
	CMBX NA BBB-.6 Index	BB/P	8,578,189	134,710,000	34,970,716	5/11/63	300 bp — Monthly	(26,313,946)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(32,000)	28,978,000	2,173,350	5/11/63	200 bp — Monthly	(2,194,081)
	CMBX NA A.7 Index	A-/P	11,938	287,000	23,936	1/17/47	200 bp — Monthly	(11,886)
	CMBX NA A.7 Index	A-/P	102,321	2,780,000	231,852	1/17/47	200 bp — Monthly	(128,450)
	CMBX NA BB.7 Index	B+/P	97,913	732,000	274,427	1/17/47	500 bp — Monthly	(175,802)
	CMBX NA BBB-.6 Index	BB/P	4,441,511	47,269,000	12,271,032	5/11/63	300 bp — Monthly	(7,801,948)
	CMBX NA BBB-.7 Index	BB+/P	143,564	2,186,000	445,944	1/17/47	300 bp — Monthly	(301,105)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,271	168,000	12,600	5/11/63	200 bp — Monthly	(7,264)
	CMBX NA A.6 Index	A/P	54,870	472,000	35,400	5/11/63	200 bp — Monthly	19,654
	CMBX NA A.6 Index	A/P	16,026	526,000	39,450	5/11/63	200 bp — Monthly	(23,219)
	CMBX NA A.6 Index	A/P	65,431	551,000	41,325	5/11/63	200 bp — Monthly	24,321
	CMBX NA A.6 Index	A/P	(1,095)	602,000	45,150	5/11/63	200 bp — Monthly	(46,011)
	CMBX NA A.6 Index	A/P	32,297	638,000	47,850	5/11/63	200 bp — Monthly	(15,305)
	CMBX NA A.6 Index	A/P	50,224	975,000	73,125	5/11/63	200 bp — Monthly	(22,522)
	CMBX NA A.6 Index	A/P	65,795	1,256,000	94,200	5/11/63	200 bp — Monthly	(27,916)
	CMBX NA A.6 Index	A/P	(1,055)	1,740,000	130,500	5/11/63	200 bp — Monthly	(130,878)
	CMBX NA A.6 Index	A/P	109,667	1,964,000	147,300	5/11/63	200 bp — Monthly	(36,869)
	CMBX NA A.6 Index	A/P	300,730	2,074,000	155,550	5/11/63	200 bp — Monthly	145,987
	CMBX NA A.6 Index	A/P	239,903	2,206,000	165,450	5/11/63	200 bp — Monthly	75,310
	CMBX NA A.6 Index	A/P	165,367	2,518,000	188,850	5/11/63	200 bp — Monthly	(22,504)
	CMBX NA A.6 Index	A/P	338,288	2,910,000	218,250	5/11/63	200 bp — Monthly	121,169
	CMBX NA A.6 Index	A/P	152,946	2,939,000	220,425	5/11/63	200 bp — Monthly	(66,336)
	CMBX NA A.6 Index	A/P	148,581	3,016,000	226,200	5/11/63	200 bp — Monthly	(76,446)
	CMBX NA A.6 Index	A/P	(32,020)	3,372,000	252,900	5/11/63	200 bp — Monthly	(283,608)
	CMBX NA A.6 Index	A/P	224,300	3,497,000	262,275	5/11/63	200 bp — Monthly	(36,615)
	CMBX NA BBB-.13 Index	BBB-/P	122,839	776,000	58,666	12/16/72	300 bp — Monthly	64,626
	CMBX NA BBB-.13 Index	BBB-/P	131,166	837,000	63,277	12/16/72	300 bp — Monthly	68,377
	CMBX NA BBB-.13 Index	BBB-/P	178,712	1,044,000	78,926	12/16/72	300 bp — Monthly	100,394
	CMBX NA BBB-.13 Index	BBB-/P	176,725	1,044,000	78,926	12/16/72	300 bp — Monthly	98,408
	CMBX NA BBB-.13 Index	BBB-/P	151,772	2,548,000	192,629	12/16/72	300 bp — Monthly	(39,371)
	CMBX NA BBB-.13 Index	BBB-/P	150,860	2,548,000	192,629	12/16/72	300 bp — Monthly	(40,282)
	CMBX NA BBB-.13 Index	BBB-/P	187,967	2,572,000	194,443	12/16/72	300 bp — Monthly	(4,976)
	CMBX NA BBB-.6 Index	BB/P	1,869	37,000	9,605	5/11/63	300 bp — Monthly	(7,715)
	CMBX NA BBB-.6 Index	BB/P	11,786	112,000	29,075	5/11/63	300 bp — Monthly	(17,224)
	CMBX NA BBB-.6 Index	BB/P	12,607	146,000	37,902	5/11/63	300 bp — Monthly	(25,209)
	CMBX NA BBB-.6 Index	BB/P	18,143	375,000	97,350	5/11/63	300 bp — Monthly	(78,989)
	CMBX NA BBB-.6 Index	BB/P	43,346	392,000	101,763	5/11/63	300 bp — Monthly	(58,189)
	CMBX NA BBB-.6 Index	BB/P	43,389	401,000	104,100	5/11/63	300 bp — Monthly	(60,477)
	CMBX NA BBB-.6 Index	BB/P	43,557	401,000	104,100	5/11/63	300 bp — Monthly	(60,309)
	CMBX NA BBB-.6 Index	BB/P	39,801	503,000	130,579	5/11/63	300 bp — Monthly	(90,484)
	CMBX NA BBB-.6 Index	BB/P	33,283	671,000	174,192	5/11/63	300 bp — Monthly	(140,517)
	CMBX NA BBB-.6 Index	BB/P	32,711	671,000	174,192	5/11/63	300 bp — Monthly	(141,089)
	CMBX NA BBB-.6 Index	BB/P	77,301	714,000	185,354	5/11/63	300 bp — Monthly	(107,637)
	CMBX NA BBB-.6 Index	BB/P	68,535	1,006,000	261,158	5/11/63	300 bp — Monthly	(192,036)
	CMBX NA BBB-.6 Index	BB/P	134,237	1,144,000	296,982	5/11/63	300 bp — Monthly	(162,078)
	CMBX NA BBB-.6 Index	BB/P	71,141	1,402,000	363,959	5/11/63	300 bp — Monthly	(292,001)
	CMBX NA BBB-.6 Index	BB/P	200,757	1,446,000	375,382	5/11/63	300 bp — Monthly	(173,781)
	CMBX NA BBB-.6 Index	BB/P	137,523	1,554,000	403,418	5/11/63	300 bp — Monthly	(264,988)
	CMBX NA BBB-.6 Index	BB/P	117,779	1,855,000	481,558	5/11/63	300 bp — Monthly	(362,697)
	CMBX NA BBB-.6 Index	BB/P	217,967	2,463,000	639,395	5/11/63	300 bp — Monthly	(419,991)
	CMBX NA BBB-.6 Index	BB/P	207,367	2,467,000	640,433	5/11/63	300 bp — Monthly	(431,628)
	CMBX NA BBB-.6 Index	BB/P	407,935	2,864,000	743,494	5/11/63	300 bp — Monthly	(333,888)
	CMBX NA BBB-.6 Index	BB/P	259,403	3,236,000	840,066	5/11/63	300 bp — Monthly	(578,775)
	CMBX NA BBB-.6 Index	BB/P	250,279	3,302,000	857,199	5/11/63	300 bp — Monthly	(604,994)
	CMBX NA BBB-.6 Index	BB/P	244,226	3,333,000	865,247	5/11/63	300 bp — Monthly	(619,077)
	CMBX NA BBB-.6 Index	BB/P	245,701	3,333,000	865,247	5/11/63	300 bp — Monthly	(617,601)
	CMBX NA BBB-.6 Index	BB/P	345,231	4,755,000	1,234,398	5/11/63	300 bp — Monthly	(886,393)
	CMBX NA BBB-.6 Index	BB/P	345,231	4,755,000	1,234,398	5/11/63	300 bp — Monthly	(886,393)
	CMBX NA BBB-.6 Index	BB/P	759,433	10,002,000	2,596,519	5/11/63	300 bp — Monthly	(1,831,251)
	CMBX NA BBB-.7 Index	BB+/P	7,806	112,000	22,848	1/17/47	300 bp — Monthly	(14,976)
	CMBX NA BBB-.7 Index	BB+/P	49,185	605,000	123,420	1/17/47	300 bp — Monthly	(73,882)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	33,777	419,000	9,218	12/16/72	200 bp — Monthly	24,722
	CMBX NA A.13 Index	A-/P	(10,398)	10,000,000	220,000	12/16/72	200 bp — Monthly	(226,509)
	CMBX NA A.6 Index	A/P	184,100	1,315,000	98,625	5/11/63	200 bp — Monthly	85,986
	CMBX NA A.6 Index	A/P	549,146	3,684,000	276,300	5/11/63	200 bp — Monthly	274,279
	CMBX NA A.6 Index	A/P	432,520	3,932,000	294,900	5/11/63	200 bp — Monthly	139,149
	CMBX NA A.6 Index	A/P	9,387,543	72,199,000	5,414,925	5/11/63	200 bp — Monthly	4,000,695
	CMBX NA BB.10 Index	BB-/P	76,868	958,000	305,698	5/11/63	500 bp — Monthly	(227,898)
	CMBX NA BBB-.13 Index	BBB-/P	112,665	716,000	54,130	12/16/72	300 bp — Monthly	58,953
	CMBX NA BBB-.13 Index	BBB-/P	288,672	1,585,000	119,826	12/16/72	300 bp — Monthly	169,771
	CMBX NA BBB-.13 Index	BBB-/P	421,114	2,522,000	190,663	12/16/72	300 bp — Monthly	231,922
	CMBX NA BBB-.13 Index	BBB-/P	668,631	3,321,000	251,068	12/16/72	300 bp — Monthly	419,501
	CMBX NA BBB-.13 Index	BBB-/P	273,434	4,624,000	349,574	12/16/72	300 bp — Monthly	(73,443)
	CMBX NA BBB-.13 Index	BBB-/P	1,003,570	10,938,000	826,913	12/16/72	300 bp — Monthly	183,038
	CMBX NA BBB-.6 Index	BB/P	29,783,791	93,161,000	24,184,596	5/11/63	300 bp — Monthly	5,653,539
	CMBX NA BBB-.7 Index	BB+/P	115,034	490,000	99,960	1/17/47	300 bp — Monthly	15,360
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	12,657,049	46,974,000	12,194,450	5/11/63	300 bp — Monthly	490,000
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	99,200	992,000	74,400	5/11/63	200 bp — Monthly	25,186
	CMBX NA A.6 Index	A/P	245,938	1,574,000	118,050	5/11/63	200 bp — Monthly	128,500
	CMBX NA A.6 Index	A/P	248,100	2,481,000	186,075	5/11/63	200 bp — Monthly	62,990
	CMBX NA A.6 Index	A/P	515,760	3,684,000	276,300	5/11/63	200 bp — Monthly	240,893
	CMBX NA A.6 Index	A/P	1,653,075	10,665,000	799,875	5/11/63	200 bp — Monthly	857,348
	CMBX NA BBB-.13 Index	BBB-/P	39,795	426,000	32,206	12/16/72	300 bp — Monthly	7,838
	CMBX NA BBB-.13 Index	BBB-/P	99,730	491,000	37,120	12/16/72	300 bp — Monthly	62,897
	CMBX NA BBB-.13 Index	BBB-/P	123,934	758,000	57,305	12/16/72	300 bp — Monthly	67,072
	CMBX NA BBB-.13 Index	BBB-/P	131,705	837,000	63,277	12/16/72	300 bp — Monthly	68,916
	CMBX NA BBB-.13 Index	BBB-/P	163,752	871,000	65,848	12/16/72	300 bp — Monthly	98,413
	CMBX NA BBB-.13 Index	BBB-/P	212,559	1,079,000	81,572	12/16/72	300 bp — Monthly	131,616
	CMBX NA BBB-.13 Index	BBB-/P	138,837	1,519,000	114,836	12/16/72	300 bp — Monthly	24,887
	CMBX NA BBB-.13 Index	BBB-/P	265,033	1,683,000	127,235	12/16/72	300 bp — Monthly	138,780
	CMBX NA BBB-.13 Index	BBB-/P	150,022	2,537,000	191,797	12/16/72	300 bp — Monthly	(40,295)
	CMBX NA BBB-.13 Index	BBB-/P	196,863	2,670,000	201,852	12/16/72	300 bp — Monthly	(3,432)
	CMBX NA BBB-.13 Index	BBB-/P	356,297	5,234,000	395,690	12/16/72	300 bp — Monthly	(36,341)
	CMBX NA BBB-.13 Index	BBB-/P	595,926	8,014,000	605,858	12/16/72	300 bp — Monthly	(7,261)
	CMBX NA BBB-.6 Index	BB/P	151,989	1,554,000	403,418	5/11/63	300 bp — Monthly	(250,523)
	CMBX NA BBB-.6 Index	BB/P	529,757	6,342,000	1,646,383	5/11/63	300 bp — Monthly	(1,112,926)
	CMBX NA BBB-.6 Index	BB/P	489,483	6,670,000	1,731,532	5/11/63	300 bp — Monthly	(1,238,158)
	CMBX NA BBB-.6 Index	BB/P	777,807	9,703,000	2,518,899	5/11/63	300 bp — Monthly	(1,735,431)
	CMBX NA BBB-.6 Index	BB/P	1,236,736	16,509,000	4,285,736	5/11/63	300 bp — Monthly	(3,039,370)
	CMBX NA BBB-.6 Index	BB/P	3,833,143	57,859,000	15,020,196	5/11/63	300 bp — Monthly	(11,153,303)

Upfront premium received			102,810,206		Unrealized appreciation			19,729,627

Upfront premium (paid)			(76,568)		Unrealized (depreciation)			(70,683,439)

	Total		$102,733,638				Total	$(50,953,812)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$13,094	1/17/47	(200 bp) — Monthly	$11,869
	CMBX NA BB.10 Index	(46,755)	448,000	142,957	11/17/59	(500 bp) — Monthly	95,767
	CMBX NA BB.10 Index	(40,460)	369,000	117,748	11/17/59	(500 bp) — Monthly	76,929
	CMBX NA BB.11 Index	(179,509)	2,486,000	453,944	11/18/54	(500 bp) — Monthly	272,018
	CMBX NA BB.11 Index	(173,870)	1,342,000	245,049	11/18/54	(500 bp) — Monthly	69,875
	CMBX NA BB.11 Index	(59,602)	867,000	158,314	11/18/54	(500 bp) — Monthly	97,869
	CMBX NA BB.11 Index	(24,952)	481,000	87,831	11/18/54	(500 bp) — Monthly	62,411
	CMBX NA BB.11 Index	(24,535)	481,000	87,831	11/18/54	(500 bp) — Monthly	62,828
	CMBX NA BB.11 Index	(43,360)	460,000	83,996	11/18/54	(500 bp) — Monthly	40,188
	CMBX NA BB.12 Index	(92,173)	1,074,000	173,773	8/17/61	(500 bp) — Monthly	80,556
	CMBX NA BB.12 Index	(279,923)	858,000	138,824	8/17/61	(500 bp) — Monthly	(141,932)
	CMBX NA BB.8 Index	(163,027)	1,267,430	447,023	10/17/57	(500 bp) — Monthly	282,764
	CMBX NA BB.8 Index	(63,214)	347,506	122,565	10/17/57	(500 bp) — Monthly	59,014
	CMBX NA BB.9 Index	(140,395)	2,176,000	642,573	9/17/58	(500 bp) — Monthly	500,062
	CMBX NA BB.9 Index	(61,874)	959,000	283,193	9/17/58	(500 bp) — Monthly	220,386
	CMBX NA BB.9 Index	(7,939)	219,000	64,671	9/17/58	(500 bp) — Monthly	56,519
	CMBX NA BBB-.10 Index	(955,214)	4,115,000	502,853	11/17/59	(300 bp) — Monthly	(454,762)
	CMBX NA BBB-.10 Index	(605,828)	3,841,000	469,370	11/17/59	(300 bp) — Monthly	(138,698)
	CMBX NA BBB-.10 Index	(672,541)	2,819,000	344,482	11/17/59	(300 bp) — Monthly	(329,703)
	CMBX NA BBB-.10 Index	(474,999)	2,176,000	265,907	11/17/59	(300 bp) — Monthly	(210,361)
	CMBX NA BBB-.10 Index	(442,014)	2,031,000	248,188	11/17/59	(300 bp) — Monthly	(195,011)
	CMBX NA BBB-.10 Index	(311,275)	1,265,000	154,583	11/17/59	(300 bp) — Monthly	(157,430)
	CMBX NA BBB-.10 Index	(122,025)	961,000	117,434	11/17/59	(300 bp) — Monthly	(5,152)
	CMBX NA BBB-.12 Index	(120,943)	536,000	43,523	8/17/61	(300 bp) — Monthly	(77,733)
	CMBX NA BBB-.12 Index	(92,975)	456,000	37,027	8/17/61	(300 bp) — Monthly	(56,214)
	CMBX NA BBB-.10 Index	(1,354,361)	4,546,000	555,521	11/17/59	(300 bp) — Monthly	(801,492)
	CMBX NA BBB-.11 Index	(813,301)	2,541,000	178,886	11/18/54	(300 bp) — Monthly	(635,896)
	CMBX NA BBB-.11 Index	(633,766)	1,932,000	136,013	11/18/54	(300 bp) — Monthly	(498,880)
	CMBX NA BBB-.11 Index	(377,063)	1,154,000	81,242	11/18/54	(300 bp) — Monthly	(296,494)
	CMBX NA BBB-.11 Index	(204,390)	625,000	44,000	11/18/54	(300 bp) — Monthly	(160,754)
	CMBX NA BBB-.12 Index	(702,727)	2,228,000	180,914	8/17/61	(300 bp) — Monthly	(523,113)
	CMBX NA BBB-.12 Index	(369,572)	2,182,000	177,178	8/17/61	(300 bp) — Monthly	(193,667)
	CMBX NA BBB-.12 Index	(306,306)	1,610,000	130,732	8/17/61	(300 bp) — Monthly	(176,513)
	CMBX NA BBB-.12 Index	(512,059)	1,453,000	117,984	8/17/61	(300 bp) — Monthly	(394,923)
	CMBX NA BBB-.12 Index	(223,766)	655,000	53,186	8/17/61	(300 bp) — Monthly	(170,962)
	CMBX NA BBB-.12 Index	(188,408)	536,000	43,523	8/17/61	(300 bp) — Monthly	(145,197)
	CMBX NA BBB-.7 Index	(105,219)	481,000	98,124	1/17/47	(300 bp) — Monthly	(7,375)
	CMBX NA BBB-.9 Index	(229,730)	971,000	116,520	9/17/58	(300 bp) — Monthly	(113,776)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	296,444	11/17/59	(500 bp) — Monthly	171,590
	CMBX NA BB.10 Index	(110,117)	926,000	295,487	11/17/59	(500 bp) — Monthly	184,469
	CMBX NA BB.10 Index	(60,658)	488,000	155,721	11/17/59	(500 bp) — Monthly	94,588
	CMBX NA BB.7 Index	(173,028)	938,000	351,656	1/17/47	(500 bp) — Monthly	177,716
	CMBX NA BB.7 Index	(140,307)	853,000	319,790	1/17/47	(500 bp) — Monthly	178,653
	CMBX NA BB.7 Index	(11,314)	641,000	269,669	5/11/63	(500 bp) — Monthly	257,732
	CMBX NA BB.8 Index	(115,646)	637,094	224,703	10/17/57	(500 bp) — Monthly	108,438
	CMBX NA BB.9 Index	(343,546)	3,427,000	1,011,993	9/17/58	(500 bp) — Monthly	665,115
	Goldman Sachs International
	CMBX NA BB.7 Index	(175,691)	1,161,000	435,259	1/17/47	(500 bp) — Monthly	258,439
	CMBX NA BB.12 Index	(393,614)	1,075,000	173,935	8/17/61	(500 bp) — Monthly	(220,724)
	CMBX NA BB.7 Index	(691,993)	3,408,000	1,277,659	1/17/47	(500 bp) — Monthly	582,353
	CMBX NA BB.7 Index	(173,838)	1,061,000	397,769	1/17/47	(500 bp) — Monthly	222,899
	CMBX NA BB.7 Index	(42,606)	252,000	94,475	1/17/47	(500 bp) — Monthly	51,624
	CMBX NA BB.8 Index	(85,652)	729,762	257,387	10/17/57	(500 bp) — Monthly	171,026
	CMBX NA BB.9 Index	(136,116)	1,263,000	372,964	9/17/58	(500 bp) — Monthly	235,620
	CMBX NA BB.9 Index	(82,025)	786,000	232,106	9/17/58	(500 bp) — Monthly	149,317
	CMBX NA BB.9 Index	(78,897)	663,000	195,784	9/17/58	(500 bp) — Monthly	116,243
	CMBX NA BB.9 Index	(79,792)	663,000	195,784	9/17/58	(500 bp) — Monthly	115,347
	CMBX NA BB.9 Index	(18,719)	482,000	142,335	9/17/58	(500 bp) — Monthly	123,147
	CMBX NA BBB-.10 Index	(230,785)	1,480,000	180,856	11/17/59	(300 bp) — Monthly	(50,792)
	CMBX NA BBB-.10 Index	(209,317)	957,000	116,945	11/17/59	(300 bp) — Monthly	(92,930)
	CMBX NA BBB-.12 Index	(186,571)	957,000	77,708	8/17/61	(300 bp) — Monthly	(109,421)
	CMBX NA BBB-.12 Index	(702,793)	2,081,000	168,977	8/17/61	(300 bp) — Monthly	(535,029)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	242,694	1/17/47	(200 bp) — Monthly	180,215
	CMBX NA BB.11 Index	(8,236,421)	15,102,000	2,757,625	11/18/54	(500 bp) — Monthly	(5,493,478)
	CMBX NA BB.11 Index	(490,603)	953,000	400,927	5/11/63	(500 bp) — Monthly	(90,603)
	CMBX NA BB.12 Index	(990,786)	1,804,000	291,887	8/17/61	(500 bp) — Monthly	(700,653)
	CMBX NA BB.17 Index	(157,669)	322,000	120,718	1/17/47	(500 bp) — Monthly	(37,264)
	CMBX NA BB.8 Index	(911,950)	1,776,140	626,445	10/17/57	(500 bp) — Monthly	(287,232)
	CMBX NA BB.9 Index	(485,308)	982,000	289,985	9/17/58	(500 bp) — Monthly	(196,278)
	CMBX NA BBB-.10 Index	(172,837)	1,048,000	128,066	11/17/59	(300 bp) — Monthly	(45,383)
	CMBX NA BBB-.12 Index	(283,363)	1,222,000	99,226	8/17/61	(300 bp) — Monthly	(184,850)
	CMBX NA BBB-.12 Index	(215,310)	1,056,000	85,747	8/17/61	(300 bp) — Monthly	(130,179)
	CMBX NA BBB-.10 Index	(789,914)	2,804,000	342,649	11/17/59	(300 bp) — Monthly	(448,901)
	CMBX NA BBB-.10 Index	(443,013)	1,487,000	181,711	11/17/59	(300 bp) — Monthly	(262,169)
	CMBX NA BBB-.11 Index	(730,141)	3,622,000	254,989	11/18/54	(300 bp) — Monthly	(477,265)
	CMBX NA BBB-.11 Index	(743,952)	2,367,000	166,637	11/18/54	(300 bp) — Monthly	(578,696)
	CMBX NA BBB-.11 Index	(428,771)	1,330,000	93,632	11/18/54	(300 bp) — Monthly	(335,915)
	CMBX NA BBB-.11 Index	(383,134)	1,219,000	85,818	11/18/54	(300 bp) — Monthly	(298,027)
	CMBX NA BBB-.11 Index	(53,670)	171,000	12,038	11/18/54	(300 bp) — Monthly	(41,732)
	CMBX NA BBB-.12 Index	(466,846)	1,407,000	114,248	8/17/61	(300 bp) — Monthly	(353,418)
	CMBX NA BBB-.12 Index	(85,911)	246,000	19,975	8/17/61	(300 bp) — Monthly	(66,080)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	285,595	11/17/59	(500 bp) — Monthly	233,799
	CMBX NA BB.11 Index	(1,463,431)	2,961,000	540,679	11/18/54	(500 bp) — Monthly	(925,631)
	CMBX NA BB.9 Index	(354,782)	9,107,000	2,689,297	9/17/58	(500 bp) — Monthly	2,325,661
	CMBX NA BBB-.10 Index	(419,041)	1,934,000	236,335	11/17/59	(300 bp) — Monthly	(183,835)
	CMBX NA BBB-.7 Index	(69,410)	847,000	172,788	1/17/47	(300 bp) — Monthly	102,884
	CMBX NA BBB-.9 Index	(110,408)	596,000	71,520	9/17/58	(300 bp) — Monthly	(39,236)
	CMBX NA BBB-.9 Index	(51,684)	279,000	33,480	9/17/58	(300 bp) — Monthly	(18,367)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	297,636	1/17/47	(300 bp) — Monthly	148,127
	CMBX NA BB.10 Index	(46,985)	448,000	142,957	11/17/59	(500 bp) — Monthly	95,536
	CMBX NA BB.11 Index	(246,500)	2,510,000	458,326	11/18/54	(500 bp) — Monthly	209,385
	CMBX NA BB.11 Index	(21,822)	229,000	41,815	11/18/54	(500 bp) — Monthly	19,771
	CMBX NA BB.11 Index	(14,446)	148,000	27,025	11/18/54	(500 bp) — Monthly	12,435
	CMBX NA BB.12 Index	(94,662)	1,324,000	214,223	8/17/61	(500 bp) — Monthly	118,274
	CMBX NA BB.12 Index	(544,200)	907,000	146,753	8/17/61	(500 bp) — Monthly	(398,329)
	CMBX NA BB.12 Index	(61,870)	877,000	141,899	8/17/61	(500 bp) — Monthly	79,176
	CMBX NA BB.12 Index	(59,946)	821,000	132,838	8/17/61	(500 bp) — Monthly	72,093
	CMBX NA BB.12 Index	(30,303)	371,000	60,028	9/17/58	(500 bp) — Monthly	29,364
	CMBX NA BB.8 Index	(520,083)	1,015,489	358,163	10/17/57	(500 bp) — Monthly	(162,907)
	CMBX NA BB.9 Index	(161,020)	1,328,000	392,158	9/17/58	(500 bp) — Monthly	229,847
	CMBX NA BB.9 Index	(52,192)	1,053,000	310,951	9/17/58	(500 bp) — Monthly	257,736
	CMBX NA BB.9 Index	(63,213)	719,000	212,321	9/17/58	(500 bp) — Monthly	148,408
	CMBX NA BB.9 Index	(80,510)	664,000	196,079	9/17/58	(500 bp) — Monthly	114,924
	CMBX NA BB.9 Index	(35,981)	585,000	172,751	9/17/58	(500 bp) — Monthly	136,201
	CMBX NA BB.9 Index	(35,566)	585,000	172,751	9/17/58	(500 bp) — Monthly	136,616
	CMBX NA BB.9 Index	(25,667)	417,000	123,140	9/17/58	(500 bp) — Monthly	97,067
	CMBX NA BB.9 Index	(11,194)	149,000	44,000	9/17/58	(500 bp) — Monthly	32,660
	CMBX NA BB.9 Index	(13,649)	148,000	43,704	9/17/58	(500 bp) — Monthly	29,912
	CMBX NA BB.9 Index	(6,858)	127,000	37,503	9/17/58	(500 bp) — Monthly	30,522
	CMBX NA BB.9 Index	(938)	24,000	7,087	9/17/58	(500 bp) — Monthly	6,126
	CMBX NA BBB-.10 Index	(768,695)	4,414,000	539,391	11/17/59	(300 bp) — Monthly	(231,879)
	CMBX NA BBB-.10 Index	(299,543)	2,500,000	305,500	11/17/59	(300 bp) — Monthly	4,499
	CMBX NA BBB-.10 Index	(586,807)	2,407,000	294,135	11/17/59	(300 bp) — Monthly	(294,076)
	CMBX NA BBB-.10 Index	(481,301)	2,035,000	248,677	11/17/59	(300 bp) — Monthly	(233,812)
	CMBX NA BBB-.10 Index	(256,070)	1,519,000	185,622	11/17/59	(300 bp) — Monthly	(71,334)
	CMBX NA BBB-.10 Index	(234,007)	1,072,000	130,998	11/17/59	(300 bp) — Monthly	(103,634)
	CMBX NA BBB-.10 Index	(231,661)	1,009,000	123,300	11/17/59	(300 bp) — Monthly	(108,950)
	CMBX NA BBB-.10 Index	(107,406)	750,000	91,650	11/17/59	(300 bp) — Monthly	(16,194)
	CMBX NA BBB-.10 Index	(75,985)	592,000	72,342	11/17/59	(300 bp) — Monthly	(3,988)
	CMBX NA BBB-.10 Index	(79,574)	367,000	44,847	11/17/59	(300 bp) — Monthly	(34,941)
	CMBX NA BBB-.10 Index	(70,063)	324,000	39,593	11/17/59	(300 bp) — Monthly	(30,659)
	CMBX NA BBB-.12 Index	(168,400)	807,000	65,528	8/17/61	(300 bp) — Monthly	(103,342)
	CMBX NA BBB-.11 Index	(380,449)	1,219,000	85,818	11/18/54	(300 bp) — Monthly	(295,343)
	CMBX NA BBB-.11 Index	(365,237)	1,154,000	81,242	11/18/54	(300 bp) — Monthly	(284,668)
	CMBX NA BBB-.12 Index	(89,175)	433,000	35,160	8/17/61	(300 bp) — Monthly	(54,267)
	CMBX NA BBB-.7 Index	(8,253)	130,000	26,520	1/17/47	(300 bp) — Monthly	18,185

	Upfront premium received	—			Unrealized appreciation		10,722,794

	Upfront premium (paid)	(40,717,726)			Unrealized (depreciation)		(20,518,449)

	Total	$(40,717,726)				Total	$(9,795,655)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,011,683,550.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$350,634,973	$35,000,000	$95,000,000	$136,459	$290,634,973

	Total Short-term investments	$350,634,973	$35,000,000	$95,000,000	$136,459	$290,634,973
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $13,876,984.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $165,660,373.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,169,592.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $35,351,512.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,582,450,129 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $69,857,995 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $164,912,832 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $165,660,373 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$151,359,010	$—
Corporate bonds and notes	—	1,136,271,048	—
Mortgage-backed securities	—	1,457,348,295	—
Municipal bonds and notes	—	3,593,500	—
Purchased options outstanding	—	2,625,730	—
Purchased swap options outstanding	—	84,245,414	—
U.S. government and agency mortgage obligations	—	3,203,217,001	—
Short-term investments	4,790,000	1,254,468,954	—

Totals by level	$4,790,000	$7,293,128,952	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(18,309,252)	$—	$—
Written options outstanding	—	(2,975,642)	—
Written swap options outstanding	—	(117,920,516)	—
Forward premium swap option contracts	—	(3,701,224)	—
TBA sale commitments	—	(1,388,170,608)	—
Interest rate swap contracts	—	(13,928,505)	—
Total return swap contracts	—	26,485	—
Credit default contracts	—	(122,765,379)	—

Totals by level	$(18,309,252)	$(1,649,435,389)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,336,000,000
Purchased swap option contracts (contract amount)	$3,944,500,000
Written TBA commitment option contracts (contract amount)	$1,336,000,000
Written swap option contracts (contract amount)	$3,251,200,000
Futures contracts (number of contracts)	11,000
Centrally cleared interest rate swap contracts (notional)	$6,602,900,000
OTC total return swap contracts (notional)	$90,900,000
OTC credit default contracts (notional)	$995,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com